UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

______________________________________________

LATTICE STRATEGIES TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

______________________________________________________________________________

(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:
Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808	Kathleen H. Moriaty, Esq. Kaye Scholer LLP 250 West 55th Street New York, New York 10019

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: September 30, 2015

Item 1. Reports to Shareholders.

Lattice Strategies Trust

Lattice Developed Markets (ex-US) Strategy ETF (RODM)
Lattice Emerging Markets Strategy ETF (ROAM)
Lattice Global Small Cap Strategy ETF (ROGS)
Lattice US Equity Strategy ETF (ROUS)

Annual Report

September 30, 2015

Shareholder Letter

Dear Shareholder,

The annual report period ended September 30th, 2015 concluded the first partial fiscal year for Lattice Strategies’ four ETFs: RODM (Lattice Developed Markets (ex-US) Strategy ETF), ROAM (Lattice Emerging Markets Strategy ETF), ROGS (Lattice Global Small Cap Strategy ETF), and ROUS (Lattice US Equity Strategy ETF).

It was a time period that once again reminded investors how difficult it can be to predict near-term outcomes. In a summer of fits, equities responded negatively to slowing growth from China (the world’s second-largest economy), geopolitical strife in the Middle East, and lingering questions about just when the US Federal Reserve will take action on interest rates. This cacophony of disparate, yet inter-connected events led to a sharp rise in market volatility during the late-summer months and caused many investors to reassess their expectations for growth.

In a macro-driven world, where exogenous events often induce wild price swings, investors would do well to influence the factors within their control. The indexes that drive Lattice ETFs were designed with exactly this in mind. Driven by the belief that the deliberate allocation of risk drives long-term capital growth, Lattice ETFs provide exposure to the risks and fundamental investment characteristics within each asset class that we believe will be rewarded over time.

As we often remind investors, Lattice ETFs do not seek to avoid risks, rather they seek to take better risk† by incorporating a systematic and comprehensive approach to allocating risk for long-term growth. Embedded within each of the Lattice ETFs is an attempt to incorporate the following return drivers:

Deliberate Risk Allocation — Allocate risks toward those more likely to be rewarded over time
Improved Diversification — Invest deeper into the region or asset class for resilience and opportunity
Enhanced Return Potential — Invest in companies that possess a favorable combination of risk/return factors

While Lattice ETFs are positioned for long-term growth potential, they were not immune to market volatility during the period. However, their distinct and deliberate risk-DNA contributed to their resilience relative to their capitalization-weighted counterparts during the more volatile late-summer months and since their inception.(1)

We continue encouraging shareholders to take notice of the risk configuration represented by our ETFs and maintain a long-term view when investing. As always, we invite you to visit our website at www.latticeetfs.com to learn more about Lattice ETFs and the company behind them.

Thank you again for your confidence.

Sincerely,

Darek Wojnar, CFA
President, Lattice Strategies Trust

(1)	Inception dates: February 25, 2015 (ROUS, RODM and ROAM) and March 23, 2015 (ROGS).
†	The Index seeks to improve risk and return potential relative to capitalization-weighted benchmarks.

Lattice Developed Markets (ex-US) Strategy ETF (RODM)

Lattice Developed Markets (ex-US) Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index (LRODMX) (the “Index”), which is designed to address risks and opportunities within developed international economies outside the U.S. by selecting equity securities of companies domiciled within developed international equity markets exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

By investing in the index constituents, the Fund seeks to generate returns and reduce volatility through the systematic re-allocation of risks in developed international equities through:

1.	Deliberate Risk Allocation: Provides exposure to the growth potential of international companies while explicitly seeking to reduce volatility and drawdown risk.
2.	Improved Diversification: Provides deep and diversified exposure across developed market economies by de-concentrating country, currency, and individual company risks, especially in mega-cap multinationals.
3.	Enhanced Return Potential: Seeks to enhance return potential and reduce risk by selecting companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned -7.36% at net asset value (“NAV”) since inception ending September 30, 2015. The Fund’s position in Japan contributed positively to performance while its position in the Canada detracted the most from performance.

Performance

For the Period February 25, 2015 (Fund Inception Date) Through September 30, 2015
Reporting Period Return
Lattice Developed Markets (ex-US) Strategy ETF (NAV Return)	-7.36%
Lattice Developed Markets (ex-US) Strategy ETF (Market Price Return) *	-6.84%
Lattice Risk-Optimized Developed Markets (ex US) Strategy Index	-7.36%

Growth of $10,000 Investment Since Inception

Top 10 Countries (as of Sep 30, 2015) **
Country	%
Japan	18.33%
Britain	12.69%
Canada	11.39%
Australia	9.06%
France	6.25%
Switzerland	5.58%
Hong Kong	5.43%
Germany	4.93%
Israel	2.85%
Singapore	2.80%
Total	79.31%

Sectors (as of Sep 30, 2015) **
Sector	%
Financials	29.20%
Consumer Discretionary	14.37%
Consumer Staples	12.82%
Industrials	11.35%
Health Care	9.19%
Telecommunication Services	6.97%
Materials	5.31%
Utilities	4.60%
Information Technology	3.40%
Energy	2.79%
Total	100.00%

Top 10 Holdings (as of Sep 30, 2015) **
Company	%
Air New Zealand Ltd.	0.79%
UNIQA Insurance Group AG	0.75%
Koninklijke Ahold NV	0.74%
Woodside Petroleum Ltd.	0.72%
Swiss Life Holding AG	0.71%
Phoenix Group Holdings	0.70%
SCOR SE	0.70%
Swiss Re AG	0.69%
Bank Leumi Le-Israel BM	0.69%
Helvetia Holding AG	0.68%
Total Top 10 Holdings	7.17%

**	Top 10 Countries and Top 10 Holdings tables are expressed as a percentage of net assets. Holdings subject to change.
***	Sector table is expressed as a percentage of total investments.

*	Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Lattice Emerging Markets Strategy ETF (ROAM)

Lattice Emerging Markets Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Lattice Risk-Optimized Advancing Markets Strategy Index (LROAMX) (the “Index”), which is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

By investing in the index constituents, the Fund seeks to generate returns through the systematic re-allocation of risks commonly found in capitalization-weighted emerging markets indexes and similarly benchmarked active approaches. Lattice ROAM seeks to improve risk efficiency and enhance returns in emerging markets through:

1.	Deliberate Risk Allocation: Expands the investment opportunity and seeks to harness emerging markets' growth potential by allocating risk across countries and companies.
2.	Improved Diversification: Improves diversification by providing deeper exposure to emerging economies and companies.
3.	Enhanced Return Potential: Increases exposure to countries earlier in their growth cycle and emphasizes companies with favorable risk/return factors, including value, quality, and momentum.

The Fund returned -20.59% at net asset value (“NAV”) since inception ending September 30, 2015. The Fund’s position in Russia contributed positively to performance while its position in Malaysia detracted the most from performance.

Performance

For the Period February 25, 2015 (Fund Inception Date) Through September 30, 2015
Reporting Period Return
Lattice Emerging Markets Strategy ETF (NAV Return)	-20.59%
Lattice Emerging Markets Strategy ETF (Market Price Return) *	-20.59%
Lattice Risk-Optimized Advancing Markets Strategy Index	-20.22%

Growth of $10,000 Investment Since Inception

Top 10 Countries (as of Sep 30, 2015) **
Country	%
Taiwan	8.97%
South Korea	8.37%
Malaysia	7.59%
Philippines	7.30%
Poland	7.30%
China	6.93%
Thailand	6.65%
South Africa	6.37%
India	6.19%
Chile	5.89%
Total Top 10 Countries	71.56%

Sectors (as of Sep 30, 2015) ***
Sector	%
Financials	33.85%
Consumer Staples	11.44%
Information Technology	9.51%
Energy	9.08%
Telecommunication Services	8.29%
Industrials	6.94%
Consumer Discretionary	6.64%
Materials	6.46%
Utilities	6.26%
Health Care	1.53%
Total	100.00%

Top 10 Holdings (as of Sep 30, 2015) **
Company	%
Malayan Banking Bhd	1.06%
America Movil SAB de CV	1.04%
China Construction Bank Corp.	1.01%
Wal-Mart de Mexico SAB de CV	0.96%
Infosys Ltd.	0.93%
Enersis SA	0.91%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.90%
Reliance Industries Ltd.	0.87%
Samsung Electronics Co. Ltd.	0.87%
Telekomunikasi Indonesia Persero Tbk PT	0.86%
Total Top 10 Holdings	9.41%

**	Top 10 Countries and Top 10 Holdings tables are expressed as a percentage of net assets. Holdings subject to change.
***	Sector table is expressed as a percentage of total investments.

*	Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Lattice Global Small Cap Strategy ETF (ROGS)

Lattice Global Small Cap Strategy ETF (”the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Lattice Risk-Optimized Global Small Cap Strategy Index (LROGSX) (the “Index”), which is designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

By investing in the Index constituents, ROGS seeks to capture the potential risk and performance benefits of integrating small cap companies across the US, developed and emerging markets universe in a single strategy. The Fund seeks to improve risk efficiency in small cap investing through:

1.	Deliberate Risk Allocation: Seeks to reduce risks common to small cap investing such as volatility, drawdown and valuation risk by taking advantage of lower correlations and valuation opportunities.
2.	Improved Diversification: Expands the opportunity set to include small companies from the US, developed and emerging markets.
3.	Enhanced Return Potential: Selects companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned -8.50% at net asset value (“NAV”) since inception ending September 30, 2015. The Fund’s position in Japan contributed positively to performance while its position in United States detracted the most from performance.

Performance

For the Period March 23, 2015 (Fund Inception Date) Through September 30, 2015
Reporting Period Return
Lattice Global Small Cap Strategy ETF (NAV Return)	-8.50%
Lattice Global Small Cap Strategy ETF (Market Price Return) *	-7.89%
Lattice Risk-Optimized Global Small Cap Strategy Index	-8.32%

Growth of $10,000 Investment Since Inception

Top 10 Countries (as of Sep 30, 2015) **
Country	%
United States	37.90%
Japan	12.65%
South Korea	6.46%
China	5.66%
Canada	4.56%
Hong Kong	3.96%
Taiwan	3.82%
South Africa	3.52%
Britain	3.44%
Australia	3.44%
Total Top 10 Countries	85.41%

Sectors (as of Sep 30, 2015) ***
Sector	%
Financials	23.50%
Consumer Discretionary	18.93%
Industrials	17.04%
Information Technology	13.09%
Health Care	7.87%
Consumer Staples	7.60%
Materials	4.95%
Energy	2.60%
Utilities	2.53%
Telecommunication Services	1.89%
Total	100.00%

Top 10 Holdings (as of Sep 30, 2015) **
Company	%
National Western Life Insurance Co.	0.65%
Geo Holdings Corp.	0.63%
Ascena Retail Group, Inc.	0.62%
Skyworth Digital Holdings Ltd.	0.61%
Mercuries Life Insurance Co. Ltd.	0.60%
Gigabyte Technology Co. Ltd.	0.60%
China Chengtong Development Group Ltd.	0.60%
Dart Group PLC	0.59%
Aspen Insurance Holdings Ltd.	0.58%
Juroku Bank Ltd. (The)	0.58%
Total Top 10 Holdings	6.06%

**	Top 10 Countries and Top 10 Holdings tables are expressed as a percentage of net assets. Holdings subject to change.
***	Sector table is expressed as a percentage of total investments.

*	Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Lattice US Equity Strategy ETF (ROUS)

Lattice US Equity Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Lattice Risk-Optimized US Large Cap Equity Strategy Index (LROUSLX) (the “Index”), which seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

By investing in the Index constituents, the Fund seeks to generate returns and capture value in US equities through the systematic re-allocation of risks commonly found in capitalization-weighted indexes and similarly benchmarked active approaches. Lattice ROUS seeks to improve risk efficiency and enhance returns in US large cap companies through:

1.	Deliberate Risk Allocation: Seeks to efficiently allocate capital deeper in the US large cap universe, beyond mega-caps, and toward companies with more favorable risk/reward potential.
2.	Improved Diversification: Improves diversification across the US Large Cap universe, investing deeper into dynamic US companies.
3.	Enhanced Return Potential: Seeks to enhance return potential and reduce risk by selecting companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned -7.46% at net asset value (“NAV”) since inception ending September 30, 2015. The Fund’s positions in Health Care contributed positively to performance while its positions in Information Technology detracted the most from performance.

Performance

For the Period February 25, 2015 (Fund Inception Date) Through September 30, 2015
Reporting Period Return
Lattice US Equity Strategy ETF (NAV Return)	-7.46%
Lattice US Equity Strategy ETF (Market Price Return) *	-7.54%
Lattice Risk-Optimized US Large Cap Equity Strategy Index	-7.58%

Growth of $10,000 Investment Since Inception

Sectors (as of Sep 30, 2015) **
Sector	%
Financials	19.99%
Information Technology	17.16%
Consumer Discretionary	15.28%
Health Care	13.06%
Industrials	11.13%
Consumer Staples	10.30%
Energy	6.32%
Materials	3.14%
Utilities	2.38%
Telecommunication Services	1.24%
Total	100.00%

Top 10 Holdings (as of Sep 30, 2015) ***
Company	%
Valero Energy Corp.	1.43%
Kroger Co. (The)	1.24%
Marathon Petroleum Corp.	1.11%
Centene Corp.	1.04%
Northern Trust Corp.	1.03%
MetLife, Inc.	1.03%
Best Buy Co., Inc.	0.97%
LyondellBasell Industries NV	0.92%
Aetna, Inc.	0.86%
Phillips 66	0.83%
Total Top 10 Holdings	10.46%

**	Sector table is expressed as a percentage of total investments. Holdings subject to change.
***	Top 10 Holdings table is expressed as a percentage of net assets.

*	Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.35%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $6,800 account value divided by $1,000 = $6.80), then multiply the result by the number in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses (e.g., acquiring fund fees expenses and litigation fees expenses) and interest expense).

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Lattice Developed Markets (ex-US) Strategy ETF *
Actual Fund Return	$1,000	$939.10	0.50%	$2.43
Hypothetical 5% Annual Return	$1,000	$1,022.56	0.50%	$2.54
Lattice Emerging Markets Strategy ETF *
Actual Fund Return	$1,000	$813.00	0.65%	$2.95
Hypothetical 5% Annual Return	$1,000	$1,021.81	0.65%	$3.29
Lattice Global Small Cap Strategy ETF *
Actual Fund Return	$1,000	$920.90	0.60%	$2.89
Hypothetical 5% Annual Return	$1,000	$1,022.06	0.60%	$3.04
Lattice US Equity Strategy ETF *
Actual Fund Return	$1,000	$928.70	0.35%	$1.69
Hypothetical 5% Annual Return	$1,000	$1,023.31	0.35%	$1.78

*	Expenses are equal to each Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period (183), then divided by the number of days in the year (365) to reflect the period.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
COMMON STOCKS — (99.2%)
Australia — (9.1%)
Adelaide Brighton Ltd.	25,364	$77,482
AGL Energy Ltd. (a)	6,126	68,703
Amcor Ltd.	10,090	93,319
Ansell Ltd.	6,103	80,359
AusNet Services (a)	23,253	22,290
Australia & New Zealand Banking Group Ltd.	5,930	112,770
BHP Billiton Ltd.	6,043	94,295
BHP Billiton PLC	2,041	31,071
Brambles Ltd.	15,606	106,744
Caltex Australia Ltd.	669	14,696
CIMIC Group Ltd. (a)	3,761	62,067
Coca-Cola Amatil Ltd.	9,251	58,534
Cochlear Ltd.	276	16,178
CSL Ltd.	1,112	69,656
Dexus Property Group	15,012	75,377
Echo Entertainment Group Ltd.	13,295	45,188
Federation Centres	80,676	155,234
Fortescue Metals Group Ltd. (a)	8,789	11,233
GPT Group (The)	27,318	86,520
Harvey Norman Holdings Ltd. (a)	7,209	19,643
Incitec Pivot Ltd.	157	430
Insurance Australia Group Ltd. (a)	33,782	114,821
Lend Lease Group	2,063	18,182
Macquarie Group Ltd.	1,182	63,632
Mirvac Group	42,631	51,493
Orica Ltd. (a)	11,392	120,320
Primary Health Care Ltd. (a)	44,655	118,851
QBE Insurance Group Ltd.	8,866	80,255
Sonic Healthcare Ltd.	6,550	83,945
Stockland	945	2,555
Tabcorp Holdings Ltd.	27,006	88,566
Telstra Corp. Ltd.	15,151	59,689
Wesfarmers Ltd. (a)	3,805	104,798
Westfield Corp.	1,344	9,410
Woodside Petroleum Ltd.	9,695	196,965
Woolworths Ltd. (a)	3,914	68,275
		2,483,546

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Austria — (1.6%)
Oesterreichische Post AG	2,858	$97,876
OMV AG	1,077	26,124
UNIQA Insurance Group AG	23,781	205,728
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,481	72,974
voestalpine AG	677	23,200
		425,902
Belgium — (2.3%)
Ackermans & van Haaren NV	165	24,128
Ageas	2,080	85,222
Cie d'Entreprises CFE	805	101,764
Colruyt SA (a)	821	39,434
Delhaize Group	1,289	113,813
Elia System Operator SA	923	44,818
Groupe Bruxelles Lambert SA	769	57,864
Proximus	3,891	134,035
Sofina SA	264	29,331
Umicore SA (a)	71	2,730
		633,139
Bermuda — (0.6%)
HAL Trust	600	105,151
Hiscox Ltd.	3,718	53,052
		158,203
Britain — (12.7%)
Aggreko PLC	1,272	18,324
Amlin PLC	12,203	121,351
AstraZeneca PLC	593	37,560
Bellway PLC	131	4,933
Berendsen PLC	6,712	101,975
Berkeley Group Holdings PLC	240	12,142
Betfair Group PLC	2,114	106,344
Booker Group PLC	8,425	23,597
BP PLC	4,585	23,197
British American Tobacco PLC	344	18,983
British Land Co. PLC (The)	3,899	49,522
Britvic PLC	4,417	45,396
BT Group PLC	10,393	66,057
Centrica PLC	48,681	169,011
Compass Group PLC	485	7,736
Croda International PLC	367	15,060
Dunelm Group PLC	5,117	69,759
Fiat Chrysler Automobiles NV (b)	10,905	141,325
GlaxoSmithKline PLC	7,297	139,933
Home Retail Group PLC	14,788	30,464

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Britain (continued)
HSBC Holdings PLC	16,236	$122,648
Imperial Tobacco Group PLC	2,555	132,089
International Consolidated Airlines Group SA (b)	5,474	48,755
J Sainsbury PLC (a)	24,527	96,967
John Wood Group PLC	4,955	46,159
Kingfisher PLC	19,010	103,260
Land Securities Group PLC	3,723	71,000
Legal & General Group PLC	41,039	148,012
Marks & Spencer Group PLC	11,269	85,519
Micro Focus International PLC	4,060	73,983
National Grid PLC	8,064	112,243
Next PLC	968	111,584
Old Mutual PLC	19,398	55,563
Pearson PLC	121	2,066
Petrofac Ltd.	1,235	14,367
Polyus Gold International Ltd. (a)	5,647	16,466
Redrow PLC	958	6,620
RELX NV	3,260	53,020
RELX PLC	304	5,213
Rentokil Initial PLC	4,696	10,464
Rexam PLC	1,921	15,233
RPC Group PLC	2,780	26,677
Sage Group PLC (The)	5,730	43,345
Segro PLC	4,617	30,038
Severn Trent PLC	631	20,875
Shaftesbury PLC	5,124	71,174
Sky PLC	6,281	99,328
Smith & Nephew PLC	2,063	36,030
SSE PLC	7,493	169,796
Stagecoach Group PLC	10,923	55,858
Standard Life PLC	5,398	31,709
Subsea 7 SA (a)(b)	2,744	20,588
TalkTalk Telecom Group PLC (a)	10,634	50,659
Unilever NV	906	36,296
Vodafone Group PLC	35,710	112,754
WH Smith PLC	433	10,258
William Hill PLC	9,982	53,042
WM Morrison Supermarkets PLC (a)	30,435	76,574
		3,478,901
Canada — (11.4%)
Agrium, Inc. (a)	537	47,904
Air Canada (a)(b)	15,045	120,409
Alimentation Couche-Tard, Inc.	3,966	181,542

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Canada (continued)
Bank of Montreal	2,916	$158,295
BCE, Inc.	2,756	112,279
Brookfield Asset Management, Inc.	727	22,769
Canadian Apartment Properties REIT	5,749	121,695
Canadian Imperial Bank of Commerce (a)	1,845	131,945
Canadian Tire Corp. Ltd.	600	53,726
CCL Industries, Inc.	626	87,468
CGI Group, Inc. (b)	46	1,659
Cineplex, Inc.	1,063	37,606
Cominar Real Estate Investment Trust	1,007	12,115
Dollarama, Inc.	1,203	80,873
Dream Office Real Estate Investment Trust	152	2,404
Emera, Inc.	712	23,510
Empire Co. Ltd.	6,666	136,482
Enbridge Income Fund Holdings, Inc. (a)	656	15,325
Fairfax Financial Holdings Ltd.	48	21,758
Finning International, Inc.	800	11,683
Genworth MI Canada, Inc. (a)	4,400	94,354
George Weston Ltd.	1,401	112,816
Great-West Lifeco, Inc.	2,373	56,586
Husky Energy, Inc.	356	5,526
Imperial Oil Ltd. (a)	1,113	35,099
Industrial Alliance Insurance & Financial Services, Inc.	3,419	101,547
Intact Financial Corp.	786	54,944
Linamar Corp.	30	1,565
Loblaw Cos. Ltd.	1,451	74,363
Magna International, Inc.	3,225	153,974
Manulife Financial Corp.	9,884	152,164
Metro, Inc.	4,659	126,353
National Bank of Canada	1,597	50,744
Potash Corp. of Saskatchewan, Inc.	62	1,269
Power Corp. of Canada	7,893	162,899
Power Financial Corp. (a)	1,257	28,690
Progressive Waste Solutions Ltd.	866	22,795
Rogers Communications, Inc.	2,701	92,632
Shaw Communications, Inc. (a)	508	9,791
Smart Real Estate Investment Trust	664	15,145
Stantec, Inc.	1,501	32,669
Sun Life Financial, Inc.	3,294	105,746
TELUS Corp.	3,144	98,609
WestJet Airlines Ltd.	2,400	42,605
WestJet Airlines Ltd. – VV	5,986	105,906
		3,120,238

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
China — (0.4%)
FIH Mobile Ltd.	55,000	$25,193
Yangzijiang Shipbuilding Holdings Ltd. (a)	103,500	82,617
		107,810
Denmark — (1.0%)
AP Moeller – Maersk A/S	68	104,494
Carlsberg A/S	572	43,863
Coloplast A/S	67	4,739
Novo Nordisk A/S	1,639	87,845
Pandora A/S	130	15,153
TDC A/S	1,378	7,087
William Demant Holding A/S (b)	237	19,681
		282,862
Finland — (0.7%)
Elisa Oyj	3,209	108,250
Fortum Oyj	653	9,644
Kesko Oyj	7	247
Orion Oyj	1,938	73,119
		191,260
France — (6.3%)
Aeroports de Paris (a)	141	15,952
Air Liquide SA	246	29,011
Airbus Group SE	757	44,709
Atos SE	463	35,423
AXA SA	3,466	83,704
BioMerieux	620	66,944
Cap Gemini SA	258	22,930
Christian Dior SE	441	82,233
Cie Generale des Etablissements Michelin	1,000	90,885
CNP Assurances	10,444	144,677
Danone SA	270	17,004
Dassault Systemes	225	16,576
Electricite de France SA	1,503	26,449
Essilor International SA	188	22,853
Euler Hermes Group	450	41,692
Eutelsat Communications SA	1,212	37,069
Hermes International	104	37,729
Ipsen SA	1,399	86,515
Legrand SA	369	19,538
Orange SA	954	14,398
Peugeot SA (a)(b)	3,653	54,865
Rexel SA	225	2,758
Rubis SCA	1,008	74,779
SCOR SE	5,337	190,906

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
France (continued)
SEB SA	784	$72,120
Societe BIC SA	319	49,424
Sodexo SA	725	59,887
Suez Environnement Co.	1,830	32,745
Technicolor SA (a)	1,219	8,386
Technip SA	119	5,601
Thales SA	1,318	91,466
TOTAL SA	1,351	60,624
Valeo SA	237	31,945
Veolia Environnement SA	1,807	41,209
		1,713,006
Germany — (4.9%)
Allianz SE	878	137,454
Aurubis AG	1,146	72,788
Brenntag AG	197	10,592
Deutsche Post AG	855	23,645
Deutsche Telekom AG	1,391	24,665
Freenet AG	842	27,759
Fresenius Medical Care AG & Co. KGaA	1,933	150,651
Fresenius SE & Co. KGaA	1,645	110,174
Hannover Rueck SE	1,796	183,518
HUGO BOSS AG	126	14,121
K+S AG	1,775	59,292
Kabel Deutschland Holding AG (b)	448	58,259
Krones AG	384	40,335
Linde AG	236	38,185
Merck KGaA	445	39,286
METRO AG	186	5,126
Muenchener Rueckversicherungs-Gesellschaft AG	994	185,018
Rational AG	19	7,581
RWE AG	8,890	100,723
Sartorius AG	88	20,889
Siemens AG	386	34,444
Suedzucker AG (a)	319	5,783
		1,350,288
Hong Kong — (5.4%)
Bank of East Asia Ltd. (The)	34,400	115,406
BOC Hong Kong Holdings Ltd.	11,000	32,290
Brightoil Petroleum Holdings Ltd. (b)	30,000	10,529
Champion REIT	218,000	108,577
CP Pokphand Co. Ltd.	1,130,000	125,393
Dah Sing Banking Group Ltd.	5,600	10,275
Dah Sing Financial Holdings Ltd.	6,800	37,115

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Hong Kong (continued)
Dairy Farm International Holdings Ltd. (a)	500	$3,035
Haitong International Securities Group Ltd.	138,000	68,198
Hang Lung Properties Ltd.	20,000	44,800
Hang Seng Bank Ltd.	1,800	32,330
Henderson Land Development Co. Ltd.	2,600	15,466
Hong Kong Exchanges and Clearing Ltd.	5,100	116,345
Hongkong Land Holdings Ltd.	8,900	58,829
Hui Xian Real Estate Investment Trust	220,000	109,012
Kerry Properties Ltd.	30,000	82,064
Lifestyle International Holdings Ltd.	16,500	23,590
Link REIT	6,000	32,903
New World Development Co. Ltd.	51,000	49,354
Pacific Textiles Holdings Ltd.	41,000	55,654
PCCW Ltd.	27,000	13,831
SJM Holdings Ltd.	133,000	94,043
SmarTone Telecommunications Holdings Ltd.	26,000	48,846
Swire Pacific Ltd.	1,500	16,732
Television Broadcasts Ltd.	200	666
VTech Holdings Ltd.	7,100	84,146
Wheelock & Co. Ltd.	11,000	47,548
Yue Yuen Industrial Holdings Ltd.	14,000	51,754
		1,488,731
Ireland — (1.7%)
DCC PLC	1,896	143,282
ICON PLC (b)	1,242	88,145
Paddy Power PLC	1,111	127,984
Ryanair Holdings PLC	1,088	85,190
Shire PLC	201	13,713
		458,314
Israel — (2.8%)
Bank Hapoalim BM	25,720	129,291
Bank Leumi Le-Israel BM (b)	50,772	189,381
Bezeq The Israeli Telecommunication Corp. Ltd.	82,775	158,173
Elbit Systems Ltd.	872	64,408
Mizrahi Tefahot Bank Ltd.	8,791	103,837
Taro Pharmaceutical Industries Ltd. (b)	479	68,444
Teva Pharmaceutical Industries Ltd.	825	47,189
		760,723

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Italy — (1.4%)
Assicurazioni Generali SpA	993	$18,134
Eni SpA	5,581	87,529
EXOR SpA	2,349	102,208
Recordati SpA	5,141	118,388
Snam SpA	5,681	29,132
UnipolSai SpA	17,498	37,990
		393,381
Japan — (18.3%)
Aeon Co. Ltd. (a)	8,200	127,007
Aisin Seiki Co. Ltd.	1,300	43,418
Ajinomoto Co., Inc.	2,000	41,999
Alfresa Holdings Corp. (a)	1,800	30,585
Asahi Kasei Corp.	16,000	112,220
Bandai Namco Holdings, Inc.	2,100	48,570
Benesse Holdings, Inc. (a)	800	21,342
Bic Camera, Inc. (a)	13,700	118,852
Canon Marketing Japan, Inc.	6,700	98,795
Canon, Inc. (a)	4,000	115,359
Chiba Bank Ltd. (The)	1,000	7,064
COMSYS Holdings Corp. (a)	1,100	13,061
CyberAgent, Inc. (a)	1,600	62,255
Dai-ichi Life Insurance Co. Ltd. (The) (a)	7,500	118,576
Daihatsu Motor Co. Ltd. (a)	6,300	72,645
Daiichi Sankyo Co. Ltd. (a)	3,900	67,407
FamilyMart Co. Ltd.	3,500	159,269
FANUC Corp.	100	15,292
Fuji Heavy Industries Ltd.	2,100	75,100
FUJIFILM Holdings Corp.	1,200	44,647
Fujitsu Ltd.	14,000	60,610
H2O Retailing Corp.	1,000	18,862
Hakuhodo DY Holdings, Inc.	5,100	48,162
Hikari Tsushin, Inc.	400	27,888
HIS Co. Ltd.	700	22,765
Hitachi High-Technologies Corp.	2,300	49,489
Hitachi Transport System Ltd.	6,000	98,443
Hoya Corp.	600	19,553
Ito En Ltd. (a)	2,500	52,165
ITOCHU Corp. (a)	3,700	38,849
Itochu Techno-Solutions Corp. (a)	4,600	97,750
Izumi Co. Ltd.	700	28,260
Japan Aviation Electronics Industry Ltd. (a)	3,000	44,662
Japan Tobacco, Inc. (a)	700	21,596
Kaken Pharmaceutical Co. Ltd.	500	46,132

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Japan (continued)
KDDI Corp.	3,000	$66,806
Kewpie Corp. (a)	1,900	37,646
Kinden Corp. (a)	1,400	17,698
Konica Minolta, Inc. (a)	700	7,329
Kose Corp. (a)	1,000	90,594
Lawson, Inc. (a)	900	66,205
Lion Corp. (a)	2,000	17,518
Mazda Motor Corp. (a)	1,900	29,825
Medipal Holdings Corp.	5,000	78,946
MEIJI Holdings Co. Ltd. (a)	400	29,191
Mitsubishi Electric Corp.	3,000	27,304
Mitsubishi Motors Corp. (a)	5,900	44,928
Mixi, Inc.	700	23,847
MS&AD Insurance Group Holdings, Inc. (a)	3,700	98,644
Murata Manufacturing Co. Ltd.	300	38,500
Nichirei Corp.	1,000	6,229
Nippo Corp.	4,000	67,966
Nippon Telegraph & Telephone Corp.	2,900	101,166
Nissan Motor Co. Ltd. (a)	4,500	41,106
Nitori Holdings Co. Ltd. (a)	500	39,035
Nitto Denko Corp.	700	41,644
NOK Corp.	300	6,445
NS Solutions Corp.	700	29,458
NTT DOCOMO, Inc.	4,400	73,220
Otsuka Corp. (a)	1,300	63,174
Otsuka Holdings Co. Ltd. (a)	5,200	165,337
Panasonic Corp. (a)	11,300	113,552
Pola Orbis Holdings, Inc.	200	12,358
Rohto Pharmaceutical Co. Ltd.	500	7,653
Ryohin Keikaku Co. Ltd. (a)	500	101,532
Sekisui House Ltd.	2,400	37,373
Seven & i Holdings Co. Ltd.	400	18,182
Shimamura Co. Ltd. (a)	1,100	118,115
Shiseido Co. Ltd. (a)	400	8,685
Sompo Japan Nipponkoa Holdings, Inc.	600	17,314
Sony Corp. (b)	3,100	75,025
Sugi Holdings Co. Ltd.	1,100	49,230
Sumitomo Forestry Co. Ltd.	4,000	44,554
Sumitomo Heavy Industries Ltd.	5,000	19,664
Sumitomo Mitsui Financial Group, Inc.	3,700	139,393
Sundrug Co. Ltd. (a)	1,000	52,436
Suzuken Co. Ltd.	1,400	46,466
T&D Holdings, Inc.	5,500	64,499

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Japan (continued)
Toho Gas Co. Ltd. (a)	12,000	$70,538
Tokai Rika Co. Ltd. (a)	2,700	55,391
Tokio Marine Holdings, Inc.	1,700	63,052
Tokyo Gas Co. Ltd.	17,000	82,016
Toyo Suisan Kaisha Ltd.	1,600	60,385
Toyota Boshoku Corp. (a)	4,000	67,499
Tsuruha Holdings, Inc.	1,000	85,918
Ube Industries Ltd.	37,000	64,259
West Japan Railway Co.	600	37,478
Yamada Denki Co. Ltd. (a)	2,500	10,061
Yamazaki Baking Co. Ltd. (a)	8,000	122,640
		5,023,678
Jersey — (0.7%)
Phoenix Group Holdings	15,492	191,839
		191,839
Luxembourg — (0.3%)
Millicom International Cellular SA	599	37,352
SES SA	1,481	46,570
		83,922
Netherlands — (2.4%)
Aegon NV	25,653	147,042
AerCap Holdings NV (b)	2,100	80,304
Akzo Nobel NV	174	11,263
Boskalis Westminster	1,141	49,774
Delta Lloyd NV	569	4,766
Heineken Holding NV	931	66,126
Koninklijke Ahold NV	10,362	201,374
Koninklijke DSM NV	99	4,552
Randstad Holding NV	231	13,720
Royal Dutch Shell PLC	2,604	61,651
		640,572
New Zealand — (2.0%)
Air New Zealand Ltd.	138,145	216,952
Contact Energy Ltd.	6,818	21,589
Fisher & Paykel Healthcare Corp. Ltd.	28,508	129,480
Fletcher Building Ltd.	19,409	84,428
Spark New Zealand Ltd.	53,944	102,834
		555,283
Norway — (1.6%)
Leroy Seafood Group ASA	1,569	56,285
Norsk Hydro ASA	4,193	13,941
Salmar ASA	6,197	97,713
Statoil ASA	7,295	106,132

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Norway (continued)
Telenor ASA	2,525	$47,037
TGS Nopec Geophysical Co. ASA (a)	480	8,852
Yara International ASA	2,782	110,726
		440,686
Portugal — (0.3%)
EDP – Energias de Portugal SA	11,194	40,872
Jeronimo Martins SGPS SA	2,783	37,418
Portucel SA	3,539	12,246
		90,536
Singapore — (2.8%)
CapitaLand Commercial Trust Ltd. (a)	1,400	1,319
CapitaLand Mall Trust	41,100	54,920
ComfortDelGro Corp. Ltd. (a)	43,300	87,398
DBS Group Holdings Ltd.	8,600	98,042
Keppel Corp. Ltd. (a)	400	1,907
Keppel REIT (a)	14,600	9,806
M1 Ltd.	1,300	2,578
Mapletree Commercial Trust (a)	8,600	7,591
Mapletree Industrial Trust	104,900	109,555
Oversea-Chinese Banking Corp. Ltd. (a)	14,312	88,475
SATS Ltd.	42,000	113,130
Singapore Airlines Ltd.	15,500	116,640
StarHub Ltd. (a)	27,400	66,674
United Overseas Bank Ltd.	700	9,132
		767,167
Spain — (1.3%)
Almirall SA	6,381	113,608
Amadeus IT Holding SA (a)	945	40,322
Distribuidora Internacional de Alimentacion SA (a)(b)	10,269	61,933
Ebro Foods SA	855	16,745
Endesa SA	3,389	71,271
Gas Natural SDG SA	126	2,451
Prosegur Cia de Seguridad SA	152	730
Red Electrica Corp. SA	205	16,966
Viscofan SA	555	33,380
		357,406
Sweden — (1.6%)
Axfood AB	6,408	105,437
Electrolux AB	1,153	32,444
Hennes & Mauritz AB	898	32,731
ICA Gruppen AB (a)	752	25,375
Investor AB	662	22,661
Securitas AB	2,442	29,728

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB	2,529	$26,942
Tele2 AB	6,766	65,707
Telefonaktiebolaget LM Ericsson	643	6,302
TeliaSonera AB	16,910	90,810
		438,137
Switzerland — (5.5%)
ABB Ltd. (b)	2,626	46,279
Actelion Ltd. (b)	280	35,448
Adecco SA (b)	344	25,084
Baloise Holding AG	494	56,473
Banque Cantonale Vaudoise (b)	72	42,370
DKSH Holding AG (b)	280	17,667
Flughafen Zuerich AG	43	29,837
Givaudan SA (b)	26	42,176
Helvetia Holding AG	382	186,973
Julius Baer Group Ltd. (b)	988	44,713
Kuehne + Nagel International AG	321	41,131
Nestle SA	1,103	82,688
Novartis AG	768	70,268
Panalpina Welttransport Holding AG	260	28,339
Pargesa Holding SA	37	2,164
Roche Holding AG	218	57,339
Schindler Holding AG	313	44,847
SGS SA	3	5,220
Swiss Life Holding AG (b)	878	195,351
Swiss Prime Site AG (b)	375	27,326
Swiss Re AG	2,220	189,942
Swisscom AG	227	112,954
Syngenta AG	265	84,645
Wolseley PLC	778	45,466
		1,514,700
United States — (0.1%)
Carnival PLC	338	17,525
Valeant Pharmaceuticals International, Inc. (b)	100	17,767
		35,292
TOTAL COMMON STOCKS		27,185,522
LIMITED PARTNERSHIPS — (0.1%)
Israel — (0.1%)
Isramco Negev 2 LP	117,079	20,464
TOTAL LIMITED PARTNERSHIPS		20,464

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
MUTUAL FUNDS — (0.0%) (c)
Switzerland — (0.0%) (c)
BB Biotech AG Fund (b)	50	$13,279
TOTAL MUTUAL FUNDS		13,279
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.3%) (Cost $28,585,427)		27,219,265
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (11.1%) (Cost $3,031,657)
State Street Navigator Securities Lending Prime Portfolio, 0.20%	3,031,657	3,031,657
TOTAL INVESTMENTS — (110.4%) (Cost $31,617,084)		30,250,922
OTHER ASSETS & LIABILITIES — (-10.4%)		(2,844,733)
NET ASSETS — (100.0%)		$27,406,189

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$3,031,657	$3,031,657
Total Borrowings	$3,031,657	$3,031,657
Gross amount of recognized liabilities for securities lending transactions		$3,031,657

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
COMMON STOCKS — (99.4%)
Brazil — (4.0%)
Ambev SA	21,853	$106,577
Banco Bradesco SA	12,218	65,724
Banco do Brasil SA	17,549	66,989
BB Seguridade Participacoes SA	87	542
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	12,047	33,521
BRF SA	3,401	60,291
CCR SA	445	1,360
Cielo SA	4,689	43,170
Embraer SA	16,107	103,148
Itau Unibanco Holding SA	9,978	66,429
JBS SA	23,482	99,072
Kroton Educacional SA	2,620	5,073
Petroleo Brasileiro SA (a)	20,284	36,880
Tim Participacoes SA	21,286	40,146
Ultrapar Participacoes SA	2,945	49,404
		778,326
Chile — (5.9%)
Aguas Andinas SA	247,097	128,236
Banco de Credito e Inversiones	2,466	99,860
Banco Santander Chile	4,333	78,947
Cencosud SA	44,095	85,666
Cia Cervecerias Unidas SA (b)	4,374	96,884
Colbun SA	64,104	16,480
Corpbanca SA	11,486,901	100,945
Empresa Nacional de Electricidad SA	67,077	78,768
Empresas CMPC SA	35,902	92,185
Empresas COPEC SA	5,674	51,364
Enersis SA	14,172	179,134
SACI Falabella	19,960	123,393
Sociedad Matriz del Banco de Chile SA	98,257	27,198
		1,159,060
China — (6.9%)
Agricultural Bank of China Ltd. H-Shares	126,000	47,636
Baidu, Inc. ADR (a)	542	74,476
Bank of China Ltd. H-Shares	239,000	102,692
Bank of Communications Co. Ltd. H-Shares	186,000	128,879
China Construction Bank Corp. H-Shares	300,000	199,354
China Everbright Bank Co. Ltd. H-Shares	94,000	40,875
China Life Insurance Co. Ltd. H-Shares	18,000	62,245
China Merchants Bank Co. Ltd. H-Shares	28,500	68,767
China Minsheng Banking Corp. Ltd. H-Shares	59,000	54,356
China Pacific Insurance Group Co. Ltd. H-Shares	15,600	57,669

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
China (continued)
China Petroleum & Chemical Corp. H-Shares	122,000	$74,144
China Vanke Co. Ltd. H-Shares	22,200	47,379
CITIC Securities Co. Ltd. H-Shares	11,000	19,587
Haitong Securities Co. Ltd. H-Shares	5,600	8,064
Industrial & Commercial Bank of China Ltd. H-Shares	259,000	149,049
PetroChina Co. Ltd. H-Shares	74,000	51,275
Ping An Insurance Group Co. of China Ltd. H-Shares	12,500	61,854
Tencent Holdings Ltd.	6,900	115,118
		1,363,419
Colombia — (4.6%)
Almacenes Exito SA	18,143	77,929
Banco Davivienda SA	15,663	121,666
Bancolombia SA	16,256	124,903
Corp. Financiera Colombiana SA	10,670	131,270
Ecopetrol SA	199,804	86,080
Grupo Argos SA	6,824	39,567
Grupo de Inversiones Suramericana SA	5,068	58,903
Grupo Nutresa SA	23,048	155,140
Isagen SA ESP	122,805	114,566
		910,024
India — (6.2%)
Axis Bank Ltd.	2,587	97,530
HDFC Bank Ltd.	1,899	116,010
ICICI Bank Ltd.	10,414	87,269
Infosys Ltd.	9,552	182,348
Larsen & Toubro Ltd.	1,508	33,704
Mahindra & Mahindra Ltd.	3,614	69,750
Reliance Industries Ltd. (c)	6,611	171,886
State Bank of India	4,316	156,887
Tata Motors Ltd. (a)	6,746	151,785
Wipro Ltd. (b)	12,300	151,167
		1,218,336
Indonesia — (5.1%)
Adaro Energy Tbk PT	69,500	2,538
Astra International Tbk PT	244,200	87,095
Bank Central Asia Tbk PT	95,700	80,185
Bank Mandiri Persero Tbk PT	125,900	68,106
Bank Negara Indonesia Persero Tbk PT	266,400	75,192
Bank Rakyat Indonesia Persero Tbk PT	159,300	94,058
Bumi Serpong Damai Tbk PT	257,900	24,734
Indocement Tunggal Prakarsa Tbk PT	70,500	79,162
Indofood Sukses Makmur Tbk PT	47,100	17,683
Kalbe Farma Tbk PT	389,800	36,585

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Indonesia (continued)
Lippo Karawaci Tbk PT	103,000	$7,945
Matahari Department Store Tbk PT	33,500	36,816
Media Nusantara Citra Tbk PT	13,300	1,489
Perusahaan Gas Negara Persero Tbk PT	249,600	43,105
Semen Indonesia Persero Tbk PT	96,500	59,613
Surya Citra Media Tbk PT	3,600	673
Telekomunikasi Indonesia Persero Tbk PT	934,600	168,738
United Tractors Tbk PT	94,300	112,484
		996,201
Malaysia — (7.6%)
AMMB Holdings Bhd	95,000	98,550
Axiata Group Bhd	44,700	58,980
British American Tobacco Malaysia Bhd	6,000	82,334
CIMB Group Holdings Bhd	119,200	120,942
DiGi.Com Bhd	46,100	58,205
Gamuda Bhd	2,200	2,197
Genting Bhd	15,700	25,966
Genting Malaysia Bhd	46,600	43,995
IJM Corp. Bhd	73,600	53,914
IOI Corp. Bhd	32,400	29,999
Kuala Lumpur Kepong Bhd	5,300	26,164
Malayan Banking Bhd	106,900	208,170
Maxis Bhd	46,600	69,437
MISC Bhd	23,800	47,646
Petronas Chemicals Group Bhd	65,900	92,049
Public Bank Bhd	34,100	135,911
RHB Capital Bhd	29,800	40,337
Sime Darby Bhd	23,800	42,177
Telekom Malaysia Bhd	26,100	39,663
Tenaga Nasional Bhd	42,100	115,121
UMW Holdings Bhd	41,300	70,654
YTL Corp. Bhd	84,300	30,684
		1,493,095
Mexico — (5.4%)
Alfa SAB de CV (b)	36,712	71,423
America Movil SAB de CV (b)	248,398	205,499
Arca Continental SAB de CV (b)	13,237	74,345
Coca-Cola Femsa SAB de CV	4,004	27,766
Fibra Uno Administracion SA de CV	22,450	46,247
Gruma SAB de CV	7,533	104,371
Grupo Bimbo SAB de CV (a)(b)	21,453	54,193
Grupo Financiero Banorte SAB de CV (b)	11,594	56,647
Grupo Mexico SAB de CV (b)	45,250	109,262

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV (b)	39,357	$88,785
Mexichem SAB de CV (b)	10,400	25,474
Promotora y Operadora de Infraestructura SAB de CV (a)	1,642	18,022
Wal-Mart de Mexico SAB de CV (b)	77,092	188,832
		1,070,866
Philippines — (7.3%)
Alliance Global Group, Inc.	48,500	15,897
Ayala Corp.	4,230	69,414
Ayala Land, Inc.	43,900	31,934
Bank of the Philippine Islands	83,610	143,643
BDO Unibank, Inc.	37,680	83,438
DMCI Holdings, Inc.	206,500	56,551
Energy Development Corp.	156,100	18,369
GT Capital Holdings, Inc.	4,135	111,912
International Container Terminal Services, Inc.	46,660	74,922
JG Summit Holdings, Inc.	80,660	122,267
Jollibee Foods Corp.	3,700	15,262
Megaworld Corp.	782,900	73,198
Metro Pacific Investments Corp.	788,500	84,012
Metropolitan Bank & Trust Co.	51,550	89,997
Philippine Long Distance Telephone Co.	3,260	152,747
Security Bank Corp.	45,330	133,061
SM Investments Corp.	3,470	66,111
SM Prime Holdings, Inc.	15,400	6,804
Universal Robina Corp.	21,280	87,415
		1,436,954
Poland — (7.3%)
Alior Bank SA (a)	2,249	46,842
Asseco Poland SA	7,867	111,740
Bank Pekao SA	2,665	108,211
Bank Zachodni WBK SA (a)	700	54,030
Cyfrowy Polsat SA (a)	1,180	7,252
Enea SA	24,798	88,104
Energa SA	17,984	79,739
KGHM Polska Miedz SA	4,248	91,550
LPP SA	11	22,622
Lubelski Wegiel Bogdanka SA	1,048	15,654
mBank SA (a)	30	2,738
Orange Polska SA	62,215	118,947
PGE Polska Grupa Energetyczna SA	24,673	87,465
Polski Koncern Naftowy Orlen SA	8,909	155,100
Polskie Gornictwo Naftowe i Gazownictwo SA	73,123	125,380
Powszechna Kasa Oszczednosci Bank Polski SA (a)	10,595	82,000

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	1,267	$129,847
Tauron Polska Energia SA	126,915	109,474
		1,436,695
Russia — (4.6%)
Gazprom PAO	33,584	135,008
Lukoil PJSC	3,556	120,762
Magnit PJSC	1,260	60,190
MMC Norilsk Nickel PJSC	7,903	113,369
Novatek OAO	492	45,510
Rosneft OAO	20,216	74,597
Sberbank of Russia	16,738	82,610
Surgutneftegas OAO	32,677	166,816
Tatneft PAO	3,791	105,958
		904,820
South Africa — (6.4%)
AngloGold Ashanti Ltd. (a)	2,024	16,027
Aspen Pharmacare Holdings Ltd. (a)	151	3,211
Barclays Africa Group Ltd.	3,199	39,377
Bidvest Group Ltd. (The) (b)	4,112	97,014
FirstRand Ltd.	18,997	67,527
Gold Fields Ltd.	7,951	20,730
Growthpoint Properties Ltd.	30,793	57,123
Mediclinic International Ltd.	9,747	77,845
Mr Price Group Ltd.	790	11,027
MTN Group Ltd.	7,276	93,667
Naspers Ltd.	654	81,858
Nedbank Group Ltd.	1,395	22,165
Netcare Ltd.	27,374	71,865
Redefine Properties Ltd.	78,236	66,201
Remgro Ltd.	1,971	35,939
RMB Holdings Ltd.	6,969	33,225
Sanlam Ltd.	13,216	57,157
Sasol Ltd. (b)	3,202	89,759
Shoprite Holdings Ltd.	2,942	33,439
Standard Bank Group Ltd.	8,776	85,685
Steinhoff International Holdings Ltd. (b)	14,662	90,027
Tiger Brands Ltd.	1,963	43,271
Woolworths Holdings Ltd.	8,414	58,905
		1,253,044
South Korea — (8.4%)
Amorepacific Corp.	109	35,405
AMOREPACIFIC Group	368	50,607
BNK Financial Group, Inc.	1,885	21,787

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
South Korea (continued)
Coway Co. Ltd.	563	$39,756
E-Mart Co. Ltd.	38	7,390
Hana Financial Group, Inc.	1,342	29,890
Hankook Tire Co. Ltd.	651	21,749
Hyundai Engineering & Construction Co. Ltd.	430	12,407
Hyundai Glovis Co. Ltd.	189	35,717
Hyundai Mobis Co. Ltd.	213	41,601
Hyundai Motor Co.	424	58,665
Hyundai Steel Co.	200	8,690
Hyundai Wia Corp.	212	23,073
Industrial Bank of Korea	3,595	41,249
Kangwon Land, Inc.	449	16,024
KB Financial Group, Inc.	1,562	46,453
Kia Motors Corp.	2,119	95,822
Korea Aerospace Industries Ltd.	637	36,491
Korea Electric Power Corp.	1,570	64,903
Korea Zinc Co. Ltd.	120	47,127
KT Corp. (a)	1,476	38,229
KT&G Corp.	652	61,333
LG Chem Ltd.	353	85,026
LG Display Co. Ltd.	1,904	36,384
LG Electronics, Inc.	724	27,884
LG Household & Health Care Ltd.	85	61,242
LG Uplus Corp.	4,804	49,041
NAVER Corp.	14	6,059
NCSoft Corp.	113	18,018
Orion Corp.	28	22,253
POSCO	188	26,726
Samsung Electronics Co. Ltd.	179	171,253
Samsung Fire & Marine Insurance Co. Ltd.	176	41,576
Samsung Heavy Industries Co. Ltd.	71	737
Samsung Life Insurance Co. Ltd.	613	51,148
Shinhan Financial Group Co. Ltd.	1,328	46,384
SK Hynix, Inc.	2,259	63,941
SK Telecom Co. Ltd.	317	70,337
Woori Bank	4,348	34,445
		1,646,822
Spain — (0.3%)
Cemex Latam Holdings SA (a)	16,228	64,657
		64,657

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Taiwan — (9.0%)
Acer, Inc. (a)	1,000	$392
Advanced Semiconductor Engineering, Inc.	44,000	47,170
Advantech Co. Ltd.	1,000	6,833
Asustek Computer, Inc.	4,000	34,318
AU Optronics Corp.	46,000	13,565
Catcher Technology Co. Ltd.	3,000	31,934
Cathay Financial Holding Co. Ltd.	45,000	61,430
Chailease Holding Co. Ltd.	2,080	3,253
Chang Hwa Commercial Bank Ltd.	17,210	8,467
Cheng Shin Rubber Industry Co. Ltd.	4,000	6,560
Chicony Electronics Co. Ltd.	14,050	32,344
China Development Financial Holding Corp.	49,000	13,170
China Life Insurance Co. Ltd.	42,200	32,040
Chunghwa Telecom Co. Ltd.	14,000	42,007
Compal Electronics, Inc.	47,000	26,549
CTBC Financial Holding Co. Ltd.	84,508	43,502
Delta Electronics, Inc.	6,000	28,062
E.Sun Financial Holding Co. Ltd.	28,999	17,041
Eva Airways Corp. (a)	57,000	31,852
Far Eastern New Century Corp.	42,540	37,854
Far EasTone Telecommunications Co. Ltd.	29,000	62,531
First Financial Holding Co. Ltd.	64,367	29,322
Foxconn Technology Co. Ltd.	17,130	49,006
Fubon Financial Holding Co. Ltd.	23,000	35,833
Giant Manufacturing Co. Ltd.	1,000	7,258
Hon Hai Precision Industry Co. Ltd.	43,300	112,565
HTC Corp.	8,000	15,428
Hua Nan Financial Holdings Co. Ltd.	92,774	43,108
Innolux Corp.	68,000	21,168
Inotera Memories, Inc. (a)	14,000	8,737
Inventec Corp.	6,000	2,843
Lite-On Technology Corp.	36,105	33,114
MediaTek, Inc.	2,000	14,790
Mega Financial Holding Co. Ltd.	48,000	33,237
Nan Ya Plastics Corp.	8,000	13,509
Novatek Microelectronics Corp.	1,000	3,128
Pegatron Corp.	22,000	53,584
Pou Chen Corp.	26,000	38,967
President Chain Store Corp.	6,000	37,355
Quanta Computer, Inc.	16,000	27,746
Radiant Opto-Electronics Corp.	6,000	18,495
Shin Kong Financial Holding Co. Ltd.	66,489	15,750
Siliconware Precision Industries Co. Ltd.	36,000	44,662

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Taiwan (continued)
Simplo Technology Co. Ltd.	11,000	$35,411
SinoPac Financial Holdings Co. Ltd.	87,900	27,763
Synnex Technology International Corp.	26,000	25,899
Taishin Financial Holding Co. Ltd.	62,000	21,936
Taiwan Cement Corp.	30,000	30,385
Taiwan Cooperative Financial Holding Co. Ltd.	10,550	4,358
Taiwan Mobile Co. Ltd.	29,000	88,513
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	177,663
Teco Electric and Machinery Co. Ltd.	46,000	36,113
Uni-President Enterprises Corp.	20,800	36,006
United Microelectronics Corp.	22,000	7,216
Vanguard International Semiconductor Corp.	9,000	10,195
Wistron Corp.	7,014	3,653
WPG Holdings Ltd.	1,000	963
Yuanta Financial Holding Co. Ltd.	50,757	18,806
		1,765,359
Thailand — (6.6%)
Advanced Info Service PCL	23,200	144,461
Airports of Thailand PCL	2,900	22,452
Bangkok Bank PCL	26,500	116,090
Bangkok Dusit Medical Services PCL	80,000	40,777
Banpu PCL	14,500	7,990
Big C Supercenter PCL	3,400	18,829
BTS Group Holdings PCL	15,200	4,083
Bumrungrad Hospital PCL	11,600	69,034
Central Pattana PCL	10,200	12,576
Charoen Pokphand Foods PCL	29,900	17,053
CP ALL PCL	17,000	22,365
Intouch Holdings PCL	29,600	59,330
Kasikornbank PCL	16,300	76,796
Krung Thai Bank PCL	91,400	43,062
Land & Houses PCL	163,200	36,197
Minor International PCL	21,860	17,316
PTT Exploration & Production PCL	17,100	32,980
PTT Global Chemical PCL	62,100	91,965
PTT PCL	12,300	81,334
Ratchaburi Electricity Generating Holding PCL	47,500	70,017
Siam Cement PCL (The)	4,050	51,776
Siam Commercial Bank PCL (The)	23,600	87,130
Thai Beverage PCL	207,000	99,722
Thai Union Group PCL	168,600	85,473
		1,308,808

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Turkey — (3.8%)
Akbank TAS	21,991	$49,244
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,088	7,672
BIM Birlesik Magazalar AS	4,238	75,095
Coca-Cola Icecek AS	58	663
Eregli Demir ve Celik Fabrikalari TAS	85,829	105,736
Haci Omer Sabanci Holding AS	9,755	28,578
TAV Havalimanlari Holding AS	14,610	114,602
Tupras Turkiye Petrol Rafinerileri AS (a)	3,939	96,402
Turk Hava Yollari AO (a)	40,233	105,906
Turkcell Iletisim Hizmetleri AS	17,379	60,556
Turkiye Garanti Bankasi AS	15,639	36,312
Turkiye Halk Bankasi AS	10,361	34,562
Turkiye Is Bankasi	21,048	32,742
Turkiye Vakiflar Bankasi TAO	6,694	8,468
		756,538
TOTAL COMMON STOCKS		19,563,024
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.4%) (Cost $23,646,124)		19,563,024
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (4.9%) (Cost $967,628)
State Street Navigator Securities Lending Prime Portfolio, 0.20%	967,628	967,628
TOTAL INVESTMENTS — (104.3%) (Cost $24,613,752)		20,530,652
OTHER ASSETS & LIABILITIES — (-4.3%)		(845,856)
NET ASSETS — (100.0%)		$19,684,796

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

PCL = Public Company Limited

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$967,628	$967,628
Total Borrowings	$967,628	$967,628
Gross amount of recognized liabilities for securities lending transactions		$967,628

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
COMMON STOCKS — (98.1%)
Australia — (3.4%)
Abacus Property Group	1,252	$2,787
Automotive Holdings Group Ltd. (a)	5,175	14,355
Blackmores Ltd. (a)	300	30,748
Charter Hall Retail REIT (a)	1,682	4,807
Cromwell Property Group	28,379	19,132
Downer EDI Ltd.	3,878	9,096
Investa Office Fund (a)	1,929	5,337
JB Hi-Fi Ltd. (a)	2,720	36,483
M2 Group Ltd.	936	6,238
Mineral Resources Ltd. (a)	8,596	24,871
Monadelphous Group Ltd. (a)	6,843	29,506
Myer Holdings Ltd. (a)	34,399	21,258
Northern Star Resources Ltd. (a)	754	1,414
Nufarm Ltd.	2,305	13,176
Sandfire Resources NL	820	3,104
WorleyParsons Ltd. (a)	2,807	11,650
		233,962
Belgium — (0.2%)
Tessenderlo Chemie NV (b)	576	16,855
		16,855
Bermuda — (1.3%)
Argo Group International Holdings Ltd.	300	16,977
Aspen Insurance Holdings Ltd.	850	39,500
Maiden Holdings Ltd.	2,350	32,618
		89,095
Brazil — (2.2%)
Alpargatas SA	3,100	5,232
Cia Energetica de Minas Gerais	10,400	18,256
Cia Energetica de Sao Paulo	3,500	13,369
Cia Paranaense de Energia	2,600	21,312
EDP – Energias do Brasil SA	3,300	9,514
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (b)	11,100	30,524
Equatorial Energia SA	900	7,653
Grendene SA	4,000	17,710
Light SA	7,300	21,174
Natura Cosmeticos SA	400	1,959
		146,703
Britain — (3.4%)
CVS Group PLC	1,000	10,467
Dart Group PLC	5,477	40,154
Debenhams PLC	11,089	13,270
Galliford Try PLC	345	8,288

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Britain (continued)
Go-Ahead Group PLC	867	$32,254
Greggs PLC	2,014	33,100
Interserve PLC	1,113	9,677
JD Sports Fashion PLC	1,111	16,072
Kier Group PLC	353	7,219
Lookers PLC	6,211	15,683
Mitie Group PLC	658	3,042
Moneysupermarket.com Group PLC	3,330	17,049
Quindell PLC (a)(b)	3,211	4,937
Workspace Group PLC	145	2,060
WS Atkins PLC	993	20,878
		234,150
Canada — (4.6%)
Artis Real Estate Investment Trust	2,000	18,915
Chorus Aviation, Inc.	9,000	36,720
Domtar Corp.	546	19,519
Dream Global Real Estate Investment Trust	4,384	28,906
Ensign Energy Services, Inc.	1,400	8,573
Intertape Polymer Group, Inc.	942	10,026
Manitoba Telecom Services, Inc. (a)	963	20,184
Mercer International, Inc.	2,800	28,084
North West Co., Inc. (The) (a)	989	20,773
Parkland Fuel Corp. (a)	1,943	33,130
Pason Systems, Inc.	600	8,396
Pure Industrial Real Estate Trust	2,206	7,306
Superior Plus Corp. (a)	1,501	12,304
Transcontinental, Inc.	2,474	35,061
Uni-Select, Inc. (a)	500	22,525
		310,422
China — (5.7%)
Agile Property Holdings Ltd.	34,000	17,680
Anhui Expressway Co. Ltd. H-Shares	46,000	37,393
Beijing Capital Land Ltd. H-Shares	72,000	28,428
China Biologic Products, Inc. (b)	135	12,126
China Communications Services Corp. Ltd. H-Shares	98,000	37,682
China Hongqiao Group Ltd.	49,100	22,998
China Lesso Group Holdings Ltd.	7,000	5,636
China Lilang Ltd.	5,000	4,264
China Shineway Pharmaceutical Group Ltd.	7,000	8,093
China Zhongwang Holdings Ltd.	83,200	31,562
Chongqing Rural Commercial Bank Co. Ltd. H-Shares	34,000	19,171
Coolpad Group Ltd. (b)	32,000	5,987
Fufeng Group Ltd.	11,000	4,457

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
China (continued)
GOME Electrical Appliances Holding Ltd.	10,000	$1,523
HOSA International Ltd.	14,000	5,492
Jiangnan Group Ltd.	156,000	32,005
KWG Property Holding Ltd.	4,000	2,622
Shenzhen Expressway Co. Ltd. H-Shares	54,000	35,187
Sichuan Expressway Co. Ltd. H-Shares	38,000	11,915
Sinopharm Group Co. Ltd. H-Shares	1,600	5,595
TCL Communication Technology Holdings Ltd.	33,000	23,717
Tong Ren Tang Technologies Co. Ltd. H-Shares	11,000	14,988
Yuzhou Properties Co. Ltd.	71,000	16,490
		385,011
Denmark — (0.4%)
Bavarian Nordic A/S (b)	128	5,056
Dfds A/S	190	6,041
SimCorp A/S	327	16,440
		27,537
Faroe Islands — (0.3%)
Bakkafrost P/F	633	20,185
		20,185
France — (0.5%)
Neopost SA	3	78
Norbert Dentressangle SA	79	17,906
Sopra Steria Group	70	7,750
UBISOFT Entertainment (b)	574	11,603
		37,337
Germany — (0.1%)
ADLER Real Estate AG (b)	80	1,093
Draegerwerk AG & Co. KGaA	71	5,966
		7,059
Hong Kong — (4.0%)
Allied Properties HK Ltd.	163,000	33,651
China Chengtong Development Group Ltd. (b)	314,000	40,516
Digital China Holdings Ltd.	24,000	22,204
G-Resources Group Ltd.	567,000	14,705
Giordano International Ltd.	66,000	31,850
Huabao International Holdings Ltd.	8,000	2,529
Kingboard Laminates Holdings Ltd.	15,000	6,077
ReOrient Group Ltd. (b)	6,000	7,742
Sa Sa International Holdings Ltd.	10,000	3,858
Shenzhen Investment Ltd.	36,000	12,681
Shougang Fushan Resources Group Ltd.	34,000	4,212
Shun Tak Holdings Ltd.	26,000	9,830
Skyworth Digital Holdings Ltd.	62,000	41,760

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Hong Kong (continued)
Texwinca Holdings Ltd.	10,000	$8,980
Truly International Holdings Ltd.	34,000	8,599
Yuexiu Real Estate Investment Trust	40,000	20,284
		269,478
Ireland — (0.4%)
UDG Healthcare PLC	3,237	24,663
		24,663
Israel — (0.2%)
Orbotech Ltd. (b)	100	1,545
Paz Oil Co. Ltd.	90	13,387
		14,932
Italy — (0.5%)
Societa Cattolica di Assicurazioni SCRL	5,202	36,582
		36,582
Japan — (12.7%)
Adastria Co. Ltd.	100	5,970
Aeon Delight Co. Ltd.	800	23,045
Alpine Electronics, Inc.	200	2,179
Arcs Co. Ltd.	300	5,636
Asahi Holdings, Inc. (a)	300	4,491
Avex Group Holdings, Inc. (a)	200	2,269
Bank of the Ryukyus Ltd.	2,200	32,220
Calsonic Kansei Corp. (a)	2,000	14,913
Canon Electronics, Inc.	700	11,257
Coca-Cola West Co. Ltd.	200	3,883
Create Restaurants Holdings, Inc.	300	6,195
Doutor Nichires Holdings Co. Ltd.	1,300	19,896
Dydo Drinco, Inc.	800	34,000
Enplas Corp.	100	3,448
Foster Electric Co. Ltd.	400	7,952
Fuji Machine Manufacturing Co. Ltd. (a)	1,600	14,001
Geo Holdings Corp. (a)	2,700	43,037
Hazama Ando Corp.	500	3,185
Heiwado Co. Ltd.	400	8,760
Hitachi Maxell Ltd. (a)	1,800	25,926
Hyakugo Bank Ltd. (The)	1,000	4,801
Inaba Denki Sangyo Co. Ltd. (a)	800	24,047
Juroku Bank Ltd. (The) (a)	9,000	39,227
Kokuyo Co. Ltd.	1,000	10,562
Komori Corp.	100	1,024
Kura Corp. (a)	500	15,802
Kuroda Electric Co. Ltd. (a)	1,000	18,486
Kyowa Exeo Corp. (a)	800	7,702

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Japan (continued)
Kyudenko Corp.	1,000	$16,591
Maeda Road Construction Co. Ltd.	1,000	17,468
Matsumotokiyoshi Holdings Co. Ltd.	100	4,417
Ministop Co. Ltd. (a)	1,700	38,595
Mirait Holdings Corp. (a)	600	5,421
Morinaga & Co. Ltd. (a)	2,000	9,803
NEC Networks & System Integration Corp. (a)	1,200	21,372
NET One Systems Co. Ltd. (a)	5,600	31,609
Nichiha Corp.	300	4,133
Nihon Unisys Ltd. (a)	400	4,118
Nishimatsuya Chain Co. Ltd.	4,000	36,972
Nitto Kogyo Corp.	600	10,455
Nojima Corp. (a)	200	2,204
Noritz Corp. (a)	1,000	14,988
Pal Co. Ltd.	400	11,556
PALTAC Corp.	100	1,799
Plenus Co. Ltd.	1,800	27,759
Ryosan Co. Ltd.	200	4,661
Saizeriya Co. Ltd. (a)	1,100	24,854
St Marc Holdings Co. Ltd. (a)	300	9,143
T-Gaia Corp. (a)	2,200	34,149
Takuma Co. Ltd.	2,000	15,046
Toho Holdings Co. Ltd.	900	18,697
Token Corp.	500	37,490
Toppan Forms Co. Ltd.	1,200	14,188
Valor Co. Ltd. (a)	700	17,528
Yaoko Co. Ltd.	200	9,018
Yoshinoya Holdings Co. Ltd. (a)	700	9,083
Zojirushi Corp.	1,000	14,328
		861,359
Netherlands — (1.2%)
BE Semiconductor Industries NV (a)	1,829	28,276
Brunel International NV (a)	871	14,735
Cimpress NV (a)(b)	200	15,222
PostNL NV (b)	1,311	4,768
TKH Group NV	533	19,250
		82,251
New Zealand — (0.9%)
Chorus Ltd. (b)	13,519	23,090
Nuplex Industries Ltd.	14,796	36,819
		59,909

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Norway — (0.3%)
Atea ASA	1,107	$10,155
Nordic American Tankers Ltd.	100	1,520
Prosafe SE (a)	2,438	6,774
		18,449
Puerto Rico — (0.4%)
Triple-S Management Corp. (b)	1,700	30,277
		30,277
Singapore — (1.1%)
CDL Hospitality Trusts (a)	6,400	5,851
CWT Ltd.	5,600	7,798
Sheng Siong Group Ltd.	31,000	17,987
Venture Corp. Ltd.	4,400	25,653
Wing Tai Holdings Ltd. (a)	4,500	5,285
Yanlord Land Group Ltd.	14,300	10,208
		72,782
South Africa — (3.5%)
Astral Foods Ltd.	1,103	13,891
Barloworld Ltd. (a)	1,722	9,390
Cashbuild Ltd.	920	20,294
DataTec Ltd.	6,916	31,011
Emira Property Fund Ltd.	21,539	27,510
Lewis Group Ltd. (a)	6,002	26,913
Liberty Holdings Ltd.	1,164	10,628
MMI Holdings Ltd. (a)	11,077	19,058
Net 1 UEPS Technologies, Inc. (b)	642	10,756
Peregrine Holdings Ltd.	11,857	24,791
Reunert Ltd.	5,122	22,597
Telkom SA SOC Ltd.	4,723	22,729
		239,568
South Korea — (6.5%)
Bukwang Pharmaceutical Co. Ltd.	100	1,894
CJ O Shopping Co. Ltd.	20	3,127
Crown Confectionery Co. Ltd.	12	8,048
Daewoong Pharmaceutical Co. Ltd.	222	15,171
DGB Financial Group, Inc.	1,538	13,624
Green Cross Holdings Corp.	300	10,137
GS Home Shopping, Inc.	211	33,823
GS Retail Co. Ltd.	230	11,837
Hanil Cement Co. Ltd.	163	18,290
Hanmi Pharm Co. Ltd. (b)	17	5,328
Hyundai Home Shopping Network Corp.	169	18,535
Hyundai Marine & Fire Insurance Co. Ltd.	1,476	37,669
JB Financial Group Co. Ltd.	2,207	11,265

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
South Korea (continued)
KB Insurance Co. Ltd.	1,651	$32,872
Kolon Industries, Inc.	517	27,305
Korea Electric Terminal Co. Ltd.	220	18,932
Korea Petro Chemical Ind	60	8,403
Korean Reinsurance Co.	3,178	38,207
KT Skylife Co. Ltd.	202	3,468
Kwang Dong Pharmaceutical Co. Ltd.	581	6,348
LF Corp.	641	17,711
Meritz Fire & Marine Insurance Co. Ltd.	2,892	38,794
Seah Besteel Corp.	53	1,346
SK Gas Ltd.	231	16,604
Soulbrain Co. Ltd.	239	8,650
Tongyang Life Insurance Co. Ltd.	2,712	32,490
		439,878
Spain — (0.2%)
Duro Felguera SA (a)	1,805	4,171
Tecnicas Reunidas SA (a)	242	10,679
		14,850
Sweden — (1.0%)
Bilia AB	1,101	21,988
Clas Ohlson AB	847	12,927
Mycronic AB	6,166	33,818
		68,733
Switzerland — (1.4%)
Conzzeta AG	52	34,246
dorma+kaba Holding AG	3	1,836
Gategroup Holding AG (b)	240	8,069
Implenia AG	267	13,171
Mobilezone Holding AG	2,102	28,719
Schweiter Technologies AG	14	11,255
		97,296
Taiwan — (3.8%)
Cheng Uei Precision Industry Co. Ltd.	1,000	1,396
Coretronic Corp.	34,000	30,719
Elite Material Co. Ltd.	10,000	21,988
Everlight Electronics Co. Ltd.	5,000	7,532
Feng TAY Enterprise Co. Ltd.	30	186
FLEXium Interconnect, Inc.	1,000	2,733
Gigabyte Technology Co. Ltd.	43,000	40,744
Mercuries Life Insurance Co. Ltd.	71,000	40,969
Micro-Star International Co. Ltd.	19,000	16,099
Powertech Technology, Inc.	9,000	16,208
Primax Electronics Ltd.	14,000	18,155

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	10,000	$16,946
Taiwan Business Bank (b)	6,716	1,666
Transcend Information, Inc.	10,000	25,207
Wan Hai Lines Ltd.	11,000	6,915
Wistron NeWeb Corp.	3,020	6,283
WT Microelectronics Co. Ltd.	6,200	6,204
		259,950
United States — (37.9%)
Aaron's, Inc.	845	30,513
Abercrombie & Fitch Co. (a)	500	10,595
ABM Industries, Inc.	673	18,380
AG Mortgage Investment Trust, Inc. (a)	1,318	20,060
Alon USA Energy, Inc.	1,569	28,352
American Eagle Outfitters, Inc. (a)	1,260	19,694
American Equity Investment Life Holding Co.	730	17,016
American National Insurance Co.	375	36,615
American Public Education, Inc. (b)	361	8,465
American Woodmark Corp. (b)	81	5,254
AMN Healthcare Services, Inc. (b)	707	21,217
Anworth Mortgage Asset Corp.	5,751	28,410
Apollo Commercial Real Estate Finance, Inc.	2,369	37,217
Apollo Residential Mortgage, Inc.	1,303	16,496
Argan, Inc.	900	31,212
Ascena Retail Group, Inc. (b)	3,018	41,980
Atlas Air Worldwide Holdings, Inc. (b)	100	3,456
Avid Technology, Inc. (a)(b)	3,583	28,521
AVX Corp.	321	4,202
Barnes & Noble, Inc.	1,425	17,257
Benchmark Electronics, Inc. (b)	193	4,200
Big Lots, Inc.	407	19,503
Blackstone Mortgage Trust, Inc.	507	13,912
BP Prudhoe Bay Royalty Trust	337	13,847
Buckle, Inc. (The) (a)	306	11,313
BWX Technologies, Inc .	342	9,015
Cal-Maine Foods, Inc. (a)	429	23,428
Cambrex Corp. (b)	71	2,817
Capstead Mortgage Corp.	2,908	28,760
Cash America International, Inc.	1,257	35,158
Cato Corp. (The)	443	15,075
Chemed Corp.	144	19,220
Chico's FAS, Inc.	1,248	19,631
Children's Place, Inc. (The)	431	24,856
Cincinnati Bell, Inc. (b)	3,000	9,360

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
United States (continued)
Coca-Cola Bottling Co. Consolidated	89	$17,211
Compass Diversified Holdings	2,247	36,222
Compass Minerals International, Inc.	160	12,539
Computer Programs & Systems, Inc. (a)	593	24,983
CONMED Corp.	130	6,206
Convergys Corp.	757	17,494
Cooper Tire & Rubber Co.	472	18,649
Cooper-Standard Holding, Inc. (b)	656	38,048
Core-Mark Holding Co., Inc.	296	19,373
Cowen Group, Inc. (a)(b)	6,700	30,552
CSG Systems International, Inc.	368	11,334
Cyberonics, Inc. (b)	273	16,593
CYS Investments, Inc.	2,187	15,878
Dean Foods Co.	852	14,075
Delek US Holdings, Inc.	187	5,180
Douglas Dynamics, Inc.	456	9,056
DSW, Inc.	445	11,263
EarthLink Holdings Corp.	3,700	28,786
Echo Global Logistics, Inc. (b)	877	17,189
Employers Holdings, Inc.	370	8,247
Ensign Group, Inc. (The)	435	18,544
ePlus, Inc. (b)	133	10,516
Essendant, Inc.	436	14,139
FBL Financial Group, Inc.	270	16,610
Finish Line, Inc. (The)	282	5,443
Forum Energy Technologies, Inc. (b)	600	7,326
Fresh Del Monte Produce, Inc.	300	11,853
Green Dot Corp. (b)	1,400	24,640
Greif, Inc.	341	10,881
Guess?, Inc.	357	7,626
Hanover Insurance Group, Inc. (The)	375	29,138
Hatteras Financial Corp.	1,609	24,376
Hawaiian Holdings, Inc. (a)(b)	1,382	34,108
Hill-Rom Holdings, Inc.	234	12,166
Horace Mann Educators Corp.	398	13,222
ICU Medical, Inc. (b)	150	16,425
Infinity Property & Casualty Corp.	167	13,450
Ingles Markets, Inc.	619	29,607
Insight Enterprises, Inc. (b)	931	24,066
Insperity, Inc.	662	29,082
Integra LifeSciences Holdings Corp. (b)	297	17,686
INTL. FCStone, Inc. (b)	1,300	32,097
Investment Technology Group, Inc.	1,000	13,340

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
United States (continued)
K12, Inc. (b)	178	$2,214
Landstar System, Inc.	63	3,999
LHC Group, Inc. (b)	853	38,189
Magellan Health, Inc. (b)	636	35,254
Marten Transport Ltd.	642	10,381
Masimo Corp. (b)	100	3,856
Meridian Bioscience, Inc.	602	10,294
MFA Financial, Inc.	5,461	37,189
MRC Global, Inc. (b)	2,300	25,645
MYR Group, Inc. (b)	467	12,235
National Presto Industries, Inc.	300	25,278
National Western Life Insurance Co.	200	44,540
Navigators Group, Inc. (The) (b)	314	24,486
NeuStar, Inc. (a)(b)	734	19,972
New York Mortgage Trust, Inc. (a)	4,079	22,394
Outerwall, Inc. (a)	614	34,955
Overstock.com, Inc. (b)	534	9,163
Owens & Minor, Inc. (a)	1,108	35,390
Papa John's International, Inc.	141	9,656
PDL BioPharma, Inc. (a)	6,590	33,148
Portland General Electric Co.	495	18,300
QLogic Corp. (b)	2,500	25,625
Quality Systems, Inc.	966	12,056
Rent-A-Center, Inc.	539	13,071
RPC, Inc. (a)	653	5,779
RPX Corp. (b)	2,754	37,785
San Juan Basin Royalty Trust	342	3,235
Sanderson Farms, Inc. (a)	550	37,714
Scholastic Corp.	773	30,116
Schweitzer-Mauduit International, Inc.	159	5,466
Select Comfort Corp. (b)	739	16,169
Select Income REIT	1,397	26,557
Selective Insurance Group, Inc.	659	20,469
Shoe Carnival, Inc.	1,400	33,320
Smith & Wesson Holding Corp. (b)	100	1,687
Solar Capital Ltd.	1,999	31,624
SpartanNash Co.	1,300	33,605
Stage Stores, Inc. (a)	1,391	13,687
Stepan Co.	600	24,966
Sturm Ruger & Co., Inc. (a)	159	9,332
Supernus Pharmaceuticals, Inc. (b)	700	9,821
Sykes Enterprises, Inc. (b)	1,019	25,985
Symetra Financial Corp.	987	31,229

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
United States (continued)
SYNNEX Corp.	47	$3,998
Tech Data Corp. (b)	348	23,838
TeleTech Holdings, Inc.	600	16,074
Tessera Technologies, Inc.	821	26,609
Universal American Corp. (b)	2,700	18,468
Universal Corp. (a)	300	14,871
VASCO Data Security International, Inc. (b)	700	11,928
Vector Group Ltd. (a)	512	11,585
Viad Corp.	271	7,856
Vonage Holdings Corp. (b)	1,210	7,115
Weis Markets, Inc.	600	25,050
Werner Enterprises, Inc.	671	16,842
Western Asset Mortgage Capital Corp. (a)	1,784	22,496
WGL Holdings, Inc.	294	16,955
		2,579,747
TOTAL COMMON STOCKS		6,679,020
MUTUAL FUNDS — (0.3%)
Switzerland — (0.3%)
HBM Healthcare Investments AG Fund (b)	200	18,831
TOTAL MUTUAL FUNDS		18,831
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (98.4%) (Cost $7,067,427)		6,697,851
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (12.6%) (Cost $854,471)
State Street Navigator Securities Lending Prime Portfolio, 0.20%	854,471	854,471
TOTAL INVESTMENTS — (111.0%) (Cost $7,921,898)		7,552,322
OTHER ASSETS & LIABILITIES — (-11.0%)		(745,524)
NET ASSETS — (100.0%)		$6,806,798

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$854,471	$854,471
Total Borrowings	$854,471	$854,471
Gross amount of recognized liabilities for securities lending transactions		$854,471

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
COMMON STOCKS — (99.7%)
Consumer Discretionary — (15.2%)
AMC Networks, Inc. (a)	90	$6,585
AutoZone, Inc. (a)	101	73,107
Bed Bath & Beyond, Inc. (a)	654	37,291
Best Buy Co., Inc.	5,975	221,792
Burlington Stores, Inc. (a)	839	42,823
Cablevision Systems Corp.	2,390	77,603
Coach, Inc.	759	21,958
Comcast Corp.	1,276	72,579
Cracker Barrel Old Country Store, Inc. (b)	484	71,283
Dana Holding Corp.	51	810
Darden Restaurants, Inc.	479	32,831
Delphi Automotive PLC	864	65,699
Dick's Sporting Goods, Inc.	401	19,894
Dillard's, Inc. (b)	379	33,121
Dollar General Corp.	1,182	85,624
Dollar Tree, Inc. (a)	606	40,396
Foot Locker, Inc.	1,365	98,239
Ford Motor Co.	1,955	26,529
GameStop Corp. (b)	4,130	170,197
Gap, Inc. (The)	2,998	85,443
General Motors Co.	5,159	154,873
Genuine Parts Co.	37	3,067
Goodyear Tire & Rubber Co. (The)	3,282	96,261
Graham Holdings Co.	139	80,203
Hasbro, Inc.	208	15,005
Home Depot, Inc. (The)	1,120	129,349
HSN, Inc.	262	14,997
Johnson Controls, Inc.	719	29,738
Kohl's Corp.	1,231	57,008
L Brands, Inc.	1,791	161,423
Lear Corp.	534	58,089
Lowe's Cos., Inc.	1,568	108,067
Macy's, Inc.	2,080	106,746
Michaels Cos., Inc. (The) (a)	1,021	23,585
NIKE, Inc.	591	72,675
O'Reilly Automotive, Inc. (a)	297	74,250
Office Depot, Inc. (a)	9,159	58,801
Ross Stores, Inc.	2,481	120,254
Royal Caribbean Cruises Ltd.	334	29,756
Skechers U.S.A., Inc. (a)	156	20,916
Staples, Inc.	8,644	101,394
Starz (a)	1,857	69,340
Target Corp.	1,720	135,295

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Consumer Discretionary (continued)
TEGNA, Inc.	2,617	$58,595
Time Warner Cable, Inc.	340	60,986
TJX Cos., Inc. (The)	1,559	111,344
VF Corp.	178	12,141
Viacom, Inc.	743	32,060
Visteon Corp. (a)	1,509	152,771
Walt Disney Co. (The)	281	28,718
Williams-Sonoma, Inc.	284	21,683
Yum! Brands, Inc.	50	3,997
		3,487,191
Consumer Staples — (10.3%)
Altria Group, Inc.	1,774	96,506
Archer-Daniels-Midland Co.	4,400	182,380
Bunge Ltd.	334	24,482
Campbell Soup Co.	1,038	52,606
Casey's General Stores, Inc.	1,071	110,227
Colgate-Palmolive Co.	62	3,934
ConAgra Foods, Inc.	1,278	51,772
Costco Wholesale Corp.	840	121,439
CVS Health Corp.	1,168	112,689
Dr Pepper Snapple Group, Inc.	559	44,189
Estee Lauder Cos., Inc. (The)	1,239	99,962
General Mills, Inc.	463	25,988
Herbalife Ltd. (a)(b)	2,537	138,266
Hormel Foods Corp.	739	46,786
Ingredion, Inc.	178	15,541
Kellogg Co.	653	43,457
Kimberly-Clark Corp.	390	42,526
Kroger Co. (The)	7,896	284,809
Mead Johnson Nutrition Co.	70	4,928
Monster Beverage Corp. (a)	532	71,894
PepsiCo, Inc.	329	31,025
Philip Morris International, Inc.	654	51,882
Pilgrim's Pride Corp. (b)	2,961	61,530
Procter & Gamble Co. (The)	119	8,561
Reynolds American, Inc.	1,583	70,079
Rite Aid Corp. (a)	18,366	111,482
Seaboard Corp. (a)	6	18,474
Sysco Corp.	3,304	128,757
Tyson Foods, Inc.	632	27,239
Wal-Mart Stores, Inc.	2,124	137,720

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Consumer Staples (continued)
Walgreens Boots Alliance, Inc.	1,221	$101,465
Whole Foods Market, Inc.	886	28,042
		2,350,637
Energy — (6.3%)
Baker Hughes, Inc.	284	14,780
Chevron Corp.	883	69,651
ConocoPhillips	1,495	71,700
CVR Energy, Inc. (b)	907	37,233
EOG Resources, Inc.	30	2,184
Exxon Mobil Corp.	872	64,833
Halliburton Co.	672	23,755
Helmerich & Payne, Inc. (b)	1,430	67,582
Hess Corp.	18	901
HollyFrontier Corp.	1,055	51,526
Marathon Petroleum Corp.	5,470	253,425
National Oilwell Varco, Inc.	331	12,462
Phillips 66	2,475	190,179
Tesoro Corp.	1,423	138,373
Valero Energy Corp.	5,463	328,326
Western Refining, Inc.	2,619	115,550
		1,442,460
Financials — (19.9%)
ACE Ltd.	999	103,297
Aflac, Inc.	2,518	146,371
Allied World Assurance Co. Holdings AG	1,415	54,011
Allstate Corp. (The)	2,503	145,775
American Financial Group, Inc.	2,008	138,371
American International Group, Inc.	2,691	152,903
AmTrust Financial Services, Inc.	2,196	138,304
Assurant, Inc.	1,065	84,146
Assured Guaranty Ltd.	664	16,600
Axis Capital Holdings Ltd.	1,949	104,700
Bank of New York Mellon Corp. (The)	1,112	43,535
BB&T Corp.	1,288	45,853
Berkshire Hathaway, Inc. (a)	306	39,902
Capital One Financial Corp.	1,799	130,464
Chimera Investment Corp.	349	4,666
Chubb Corp. (The)	558	68,439
Cincinnati Financial Corp.	460	24,748
Citigroup, Inc.	1,617	80,219
CME Group, Inc.	879	81,518
CNA Financial Corp.	109	3,807
CNO Financial Group, Inc.	3,217	60,512

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Financials (continued)
Discover Financial Services	55	$2,859
Endurance Specialty Holdings Ltd.	944	57,612
Everest Re Group Ltd.	495	85,803
Fifth Third Bancorp	3,765	71,196
First American Financial Corp.	3,486	136,198
Goldman Sachs Group, Inc. (The)	442	76,802
Hartford Financial Services Group, Inc. (The)	3,885	177,855
HCC Insurance Holdings, Inc.	538	41,679
JPMorgan Chase & Co.	1,622	98,893
Lincoln National Corp.	1,516	71,949
Mercury General Corp.	40	2,020
MetLife, Inc.	4,998	235,656
Morgan Stanley	2,113	66,560
New Residential Investment Corp.	7,540	98,774
Northern Trust Corp.	3,466	236,243
Old Republic International Corp.	1,674	26,181
PartnerRe Ltd. (b)	1,276	177,211
PNC Financial Services Group, Inc. (The)	650	57,980
Principal Financial Group, Inc.	2,811	133,073
Progressive Corp. (The)	3,182	97,497
Prudential Financial, Inc.	2,196	167,357
Regions Financial Corp.	4,870	43,879
Reinsurance Group of America, Inc.	1,628	147,481
Santander Consumer USA Holdings, Inc. (a)	2,911	59,443
Springleaf Holdings, Inc. (a)	1,140	49,841
SunTrust Banks, Inc.	1,626	62,178
Synchrony Financial (a)(b)	2,481	77,655
Travelers Cos., Inc. (The)	1,121	111,573
Unum Group	1,303	41,800
Validus Holdings Ltd.	751	33,848
Voya Financial, Inc.	3,730	144,612
		4,559,849
Health Care — (13.0%)
Abbott Laboratories	111	4,464
AbbVie, Inc.	749	40,753
Aetna, Inc.	1,808	197,813
Allergan PLC (a)	1	272
AmerisourceBergen Corp.	1,652	156,924
Amgen, Inc.	328	45,369
Anthem, Inc.	1,169	163,660
Baxalta, Inc.	974	30,691
Baxter International, Inc.	3,566	117,143
Biogen, Inc. (a)	66	19,259

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Health Care (continued)
Cardinal Health, Inc.	1,800	$138,276
Centene Corp. (a)	4,392	238,178
Cerner Corp. (a)	376	22,545
Cigna Corp.	981	132,455
Community Health Systems, Inc. (a)	152	6,501
DaVita HealthCare Partners, Inc. (a)	135	9,765
Eli Lilly & Co.	1,231	103,022
Express Scripts Holding Co. (a)	1,134	91,809
Gilead Sciences, Inc.	1,487	146,009
HCA Holdings, Inc. (a)	1,554	120,217
Health Net, Inc. (a)	3,079	185,417
Humana, Inc.	1,056	189,024
Incyte Corp. (a)	162	17,873
Johnson & Johnson	749	69,919
LifePoint Health, Inc. (a)	527	37,364
McKesson Corp.	445	82,338
Molina Healthcare, Inc. (a)	1,942	133,707
Mylan NV (a)(b)	498	20,049
Pfizer, Inc.	1,570	49,314
Regeneron Pharmaceuticals, Inc. (a)	100	46,514
St Jude Medical, Inc.	341	21,514
Stryker Corp.	367	34,535
United Therapeutics Corp. (a)	109	14,305
UnitedHealth Group, Inc.	1,249	144,897
WellCare Health Plans, Inc. (a)	1,381	119,015
Zoetis, Inc.	734	30,226
		2,981,136
Industrials — (11.1%)
3M Co.	380	53,873
ADT Corp. (The) (b)	14	419
AGCO Corp. (b)	1,230	57,355
Alaska Air Group, Inc.	1,065	84,614
American Airlines Group, Inc.	3,352	130,158
Boeing Co. (The)	315	41,249
Caterpillar, Inc.	727	47,517
Chicago Bridge & Iron Co. NV (b)	1,403	55,643
CSX Corp.	1,354	36,423
Cummins, Inc.	414	44,952
Deere & Co.	517	38,258
Delta Air Lines, Inc.	3,207	143,898
Eaton Corp. PLC	1,049	53,814
Emerson Electric Co.	1,533	67,713
FedEx Corp.	468	67,383

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Industrials (continued)
Fluor Corp.	685	$29,010
General Dynamics Corp.	860	118,637
Honeywell International, Inc.	47	4,450
Huntington Ingalls Industries, Inc.	383	41,038
Illinois Tool Works, Inc.	406	33,418
Ingersoll-Rand PLC	411	20,866
Jacobs Engineering Group, Inc. (a)	503	18,827
JetBlue Airways Corp. (a)	6,414	165,289
Lockheed Martin Corp.	390	80,851
ManpowerGroup, Inc.	1,121	91,799
Masco Corp.	1,812	45,626
Norfolk Southern Corp.	26	1,986
Northrop Grumman Corp.	734	121,807
PACCAR, Inc.	678	35,371
Quanta Services, Inc. (a)	762	18,448
Raytheon Co.	602	65,775
Robert Half International, Inc.	557	28,496
RR Donnelley & Sons Co. (b)	6,300	91,728
Ryder System, Inc.	313	23,175
Southwest Airlines Co.	2,759	104,952
Spirit AeroSystems Holdings, Inc. (a)	1,707	82,516
Stanley Black & Decker, Inc.	755	73,220
Union Pacific Corp.	250	22,102
United Continental Holdings, Inc. (a)	3,323	176,285
United Parcel Service, Inc.	446	44,016
United Technologies Corp.	468	41,647
Waste Management, Inc.	317	15,790
WW Grainger, Inc. (b)	89	19,136
		2,539,530
Information Technology — (17.1%)
Accenture PLC	1,493	146,702
Activision Blizzard, Inc.	1,172	36,203
Amphenol Corp.	316	16,103
Analog Devices, Inc.	1,179	66,507
Apple, Inc.	1,247	137,544
Applied Materials, Inc.	1,845	27,103
ARRIS Group, Inc. (a)	627	16,283
Arrow Electronics, Inc. (a)	1,293	71,477
Aspen Technology, Inc. (a)	491	18,614
Automatic Data Processing, Inc.	396	31,823
Avago Technologies Ltd.	769	96,133
Avnet, Inc.	2,171	92,658
Booz Allen Hamilton Holding Corp.	573	15,018

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Information Technology (continued)
Broadcom Corp.	1,567	$80,591
Broadridge Financial Solutions, Inc.	294	16,273
Brocade Communications Systems, Inc.	7,017	72,836
CDW Corp.	483	19,735
Cisco Systems, Inc.	5,458	143,272
Cognizant Technology Solutions Corp. (a)	242	15,152
Computer Sciences Corp.	717	44,009
Corning, Inc.	5,089	87,124
DST Systems, Inc.	555	58,353
eBay, Inc. (a)	6,408	156,611
Electronic Arts, Inc. (a)	2,060	139,565
EMC Corp.	2,833	68,445
FactSet Research Systems, Inc.	149	23,812
Fiserv, Inc. (a)	177	15,330
Flextronics International Ltd. (a)	13,110	138,179
Google, Inc.	129	82,350
Harris Corp.	442	32,332
Hewlett-Packard Co.	5,798	148,487
IAC/InterActiveCorp	679	44,318
Ingram Micro, Inc.	3,264	88,911
Intel Corp.	5,105	153,865
International Business Machines Corp.	722	104,668
Intuit, Inc.	781	69,314
Jabil Circuit, Inc.	7,038	157,440
Keysight Technologies, Inc. (a)	714	22,020
King Digital Entertainment PLC (b)	12,703	171,999
Lam Research Corp.	172	11,237
MAXIMUS, Inc.	346	20,608
Micron Technology, Inc. (a)	5,853	87,678
Microsoft Corp.	2,546	112,686
NetApp, Inc.	727	21,519
NVIDIA Corp.	2,334	57,533
NXP Semiconductors NV (a)	1,008	87,767
Oracle Corp.	1,172	42,333
Paychex, Inc.	500	23,815
QUALCOMM, Inc.	367	19,719
Rackspace Hosting, Inc. (a)	399	9,847
Seagate Technology PLC (b)	1,287	57,658
Skyworks Solutions, Inc.	1,322	111,326
Symantec Corp.	1,604	31,230
TE Connectivity Ltd.	696	41,683
Teradyne, Inc.	894	16,101
Texas Instruments, Inc.	1,544	76,459

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
Information Technology (continued)
Western Digital Corp.	1,407	$111,772
Western Union Co. (The)	2,610	47,920
		3,916,050
Materials — (3.1%)
Avery Dennison Corp.	958	54,194
Celanese Corp.	599	35,443
Dow Chemical Co. (The)	2,591	109,858
EI du Pont de Nemours & Co.	473	22,799
International Paper Co.	1,526	57,668
LyondellBasell Industries NV	2,538	211,568
PPG Industries, Inc.	304	26,658
Reliance Steel & Aluminum Co.	1,027	55,468
Sherwin-Williams Co. (The)	275	61,264
Steel Dynamics, Inc.	891	15,307
Westlake Chemical Corp.	432	22,416
WestRock Co.	870	44,753
		717,396
Telecommunication Services — (1.3%)
AT&T, Inc.	3,902	127,127
T-Mobile US, Inc. (a)	1,802	71,738
Verizon Communications, Inc.	1,921	83,583
		282,448
Utilities — (2.4%)
American Electric Power Co., Inc.	720	40,939
Consolidated Edison, Inc.	1,095	73,201
Edison International	811	51,150
Exelon Corp.	2,162	64,211
NextEra Energy, Inc.	187	18,242
NiSource, Inc.	2,685	49,807
PG&E Corp.	310	16,368
PPL Corp.	1,484	48,809
Public Service Enterprise Group, Inc.	2,232	94,101
Southern Co. (The)	337	15,064
UGI Corp.	1,057	36,805
Xcel Energy, Inc.	989	35,020
		543,717
TOTAL COMMON STOCKS		22,820,414

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
September 30, 2015

	Shares	Value
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.7%) (Cost $24,165,282)		$22,820,414
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (4.1%) (Cost $940,701)
State Street Navigator Securities Lending Prime Portfolio, 0.20%	940,701	940,701
TOTAL INVESTMENTS — (103.8%) (Cost $25,105,983)		23,761,115
OTHER ASSETS & LIABILITIES — (-3.8%)		(861,003)
NET ASSETS — (100.0%)		$22,900,112

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

PLC = Public Limited Company

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$940,701	$940,701
Total Borrowings	$940,701	$940,701
Gross amount of recognized liabilities for securities lending transactions		$940,701

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2015

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
Assets:
Investments, at value *	$30,250,922	$20,530,652	$7,552,322	$23,761,115
Foreign currency, at value	81,709	22,945	2,707	—
Cash	69,297	63,955	78,502	171,349
Receivables:
Investment securities sold	—	10,789	4,035	—
Dividends	100,085	34,590	26,475	24,735
Securities Lending Income	1,387	236	633	1,427
Total Assets	30,503,400	20,663,167	7,664,674	23,958,626
Liabilities:
Payables:
Upon return of securities loaned	3,031,657	967,628	854,471	940,701
Investment securities purchased	54,124	—	—	—
Distributions	—	—	—	111,086
Accrued management fees	11,430	10,743	3,405	6,727
Total Liabilities	3,097,211	978,371	857,876	1,058,514
Net Assets	$27,406,189	$19,684,796	$6,806,798	$22,900,112
Net Assets Consist of:
Paid in capital	$29,953,388	$24,742,438	$7,465,273	$25,077,599
Undistributed net investment income	196,782	176,554	66,469	7,892
Accumulated net realized gain (loss)	(1,376,984)	(1,150,760)	(355,350)	(840,511)
Net unrealized depreciation	(1,366,997)	(4,083,436)	(369,594)	(1,344,868)
Net Assets	$27,406,189	$19,684,796	$6,806,798	$22,900,112
Shares Issued and Outstanding:	1,200,000	1,000,000	300,000	1,000,000
Net Asset Value Per Share:	$22.84	$19.68	$22.69	$22.90
Investments, at cost *	$31,617,084	$24,613,752	$7,921,898	$25,105,983
Foreign currency, at cost	$82,261	$23,022	$2,720	$—
* Includes investment in securities on loan, at value	$3,015,882	$914,481	$951,943	$1,046,081

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF OPERATIONS
For the period ended September 30, 2015

	Lattice Developed Markets (ex-US) Strategy ETF (a)	Lattice Emerging Markets Strategy ETF (a)	Lattice Global Small Cap Strategy ETF (b)	Lattice US Equity Strategy ETF (a)
Investment Income:
Dividends *	$653,087	$493,216	$151,774	$306,921
Interest	—	1	2	—
Securities lending income	12,142	1,052	2,949	12,726
Total Investment Income	665,229	494,269	154,725	319,647
Expenses:
Management fees	78,313	82,857	22,991	51,481
Other	107	—	—	—
Total Expenses	78,420	82,857	22,991	51,481
Net Investment Income	586,809	411,412	131,734	268,166
Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(1,375,428)	(1,150,745)	(357,321)	(772,996)
Foreign currency transactions	(520)	(24,514)	(1,164)	—
Change in Unrealized Appreciation (Depreciation) of:
Investments	(1,366,162)	(4,083,100)	(369,576)	(1,344,868)
Translation of foreign currency denominated amounts	(835)	(336)	(18)	—
Net Realized and Unrealized Loss	(2,742,945)	(5,258,695)	(728,079)	(2,117,864)
Net Decrease in Net Assets Resulting from Operations	$(2,156,136)	$(4,847,283)	$(596,345)	$(1,849,698)
* Net of foreign withholding taxes of	$62,419	$77,575	$11,931	$15

(a)	For the period February 25, 2015 (commencement of operations) through September 30, 2015.
(b)	For the period March 23, 2015 (commencement of operations) through September 30, 2015.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
	Period Ended September 30, 2015 (a)	Period Ended September 30, 2015 (a)	Period Ended September 30, 2015 (b)	Period Ended September 30, 2015 (a)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$586,809	$411,412	$131,734	$268,166
Net realized loss	(1,375,948)	(1,175,259)	(358,485)	(772,996)
Net change in unrealized depreciation	(1,366,997)	(4,083,436)	(369,594)	(1,344,868)
Net decrease in net assets resulting from operations	(2,156,136)	(4,847,283)	(596,345)	(1,849,698)
Distributions:
From net investment income	(391,063)	(210,359)	(62,130)	(260,026)
Total Distributions	(391,063)	(210,359)	(62,130)	(260,026)
Fund Share Transactions:
Proceeds from shares sold	30,053,388 (c)	24,742,538	7,465,373	27,484,119
Cost of shares redeemed	(100,000)	(100)	(100)	(2,474,283)
Net increase from Fund share transactions	29,953,388	24,742,438	7,465,273	25,009,836
Total Increase in Net Assets	27,406,189	19,684,796	6,806,798	22,900,112
Net Assets:
Beginning of period	—	—	—	—
End of period *	$27,406,189	$19,684,796	$6,806,798	$22,900,112
* Including undistributed net investment income of:	$196,782	$176,554	$66,469	$7,892
Shares of Beneficial Interest:
Shares Sold	1,204,000 (c)	1,000,004	300,004	1,100,004
Shares Redeemed	(4,000)	(4)	(4)	(100,004)
Net Increase from Shares Issued and Redeemed	1,200,000	1,000,000	300,000	1,000,000

(a)	For the period February 25, 2015 (commencement of operations) through September 30, 2015.
(b)	For the period March 23, 2015 (commencement of operations) through September 30, 2015.
(c)	On January 30, 2015, the Lattice Developed Markets (ex-US) Strategy ETF purchased 4,000 shares for a total of $100,000 to act as initial seed capital for the Trust.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
	Period Ended September 30, 2015 (a)	Period Ended September 30, 2015 (a)	Period Ended September 30, 2015 (b)	Period Ended September 30, 2015 (a)
Net Asset Value, beginning of period	$25.00	$25.00	$25.00	$25.00
Income from Investment Operations:
Net investment income (c)	0.55	0.44	0.44	0.26
Net realized and unrealized loss	(2.35)	(5.55)	(2.54)	(2.11)
Total from Investment Operations	(1.80)	(5.11)	(2.10)	(1.85)
Less Distributions:
Net investment income	(0.36)	(0.21)	(0.21)	(0.25)
Net Asset Value, end of period	$22.84	$19.68	$22.69	$22.90
Total Return (d)	(7.36)%	(20.59)%	(8.50)%	(7.46)%
Market Price Return	(6.84)%	(20.59)%	(7.89)%	(7.54)%
Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$27,406	$19,685	$6,807	$22,900
Ratio to average net assets of:
Expenses (e)	0.50%	0.65%	0.60%	0.35%
Net investment income (e)	3.75%	3.23%	3.44%	1.82%
Portfolio turnover rate (f)(g)	41.81%	17.28%	43.87%	37.92%

(a)	The Fund commenced operations on February 25, 2015.
(b)	The Fund commenced operations on March 23, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Total return is calculated assuming a purchase of beneficial shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1. Organization

Lattice Strategies Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and, collectively, “Funds”). The Trust was organized as a Delaware statutory trust on April 15, 2014. The Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF and Lattice US Equity Strategy ETF commenced operations on February 25, 2015. The Lattice Global Small Cap Strategy ETF commenced operations on March 23, 2015. The shares (“Shares”) of the Funds are registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (each an “Index” and together the “Indexes”). Lattice Strategies LLC (“Lattice” or the “Adviser”) serves as the investment adviser for each Fund. Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for each Fund.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly traded securities. Each Fund is designed to track an index. Shares of the Funds are listed and traded on NYSE Arca. Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund at NAV only by certain large institutional investors who have entered into agreements with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), the Funds’ Distributor (“Authorized Participants”).

All organizational and offering expenses of the Trust will be borne by Lattice Strategies and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities or Statement of Operations.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

Cash and Foreign Currency:  Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in each Fund’s Schedules of Investments, as applicable.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Dividends and Distributions:  Dividends from net investment income, if any, are generally declared and paid periodically but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code or to avoid imposition of income or excise taxes at the Fund level.

Investment Transactions:  Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the specifically identified cost basis.

Investment Income:  Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

Expenses:  Expenses directly attributable to a Fund are charged directly to the Fund, while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

Other:  In the normal course of business, the Funds enter into contracts that may include agreements to indemnify another party under given circumstances. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Funds. However, based on experience, the risk of material loss from such claims is considered to be remote.

New Accounting Pronouncements:  In April 2015, FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

3. Investment Valuation and Fair Value Measurements

Investment Valuation Policies:  Net asset value per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s Board has delegated to the Adviser the responsibility to determine a security’s fair value. In determining such value the Adviser’s Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities:  The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities:  Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts:  Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. central time.

D. Short-Term Obligations:  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities:  OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of September 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,483,546	$—	$—	$2,483,546
Austria	425,902	—	—	425,902
Belgium	633,139	—	—	633,139
Bermuda	158,203	—	—	158,203
Britain	3,478,901	—	—	3,478,901
Canada	3,120,238	—	—	3,120,238
China	107,810	—	—	107,810
Denmark	282,862	—	—	282,862
Finland	191,260	—	—	191,260
France	1,713,006	—	—	1,713,006
Germany	1,350,288	—	—	1,350,288
Hong Kong	1,488,731	—	—	1,488,731
Ireland	458,314	—	—	458,314
Israel	760,723	—	—	760,723
Italy	393,381	—	—	393,381
Japan	5,023,678	—	—	5,023,678
Jersey	191,839	—	—	191,839
Luxembourg	83,922	—	—	83,922
Netherlands	640,572	—	—	640,572
New Zealand	555,283	—	—	555,283
Norway	440,686	—	—	440,686
Portugal	90,536	—	—	90,536
Singapore	767,167	—	—	767,167
Spain	357,406	—	—	357,406
Sweden	438,137	—	—	438,137
Switzerland	1,514,700	—	—	1,514,700
United States	35,292	—	—	35,292
Limited Partnerships
Israel	20,464	—	—	20,464
Mutual Funds
Switzerland	13,279	—	—	13,279
Investments of Cash Collateral for Securities Loaned	3,031,657	—	—	3,031,657
TOTAL	$30,250,922	$—	$—	$30,250,922

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Summary of Lattice Emerging Markets Strategy ETF investments as of September 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$778,326	$—	$—	$778,326
Chile	1,159,060	—	—	1,159,060
China	1,363,419	—	—	1,363,419
Colombia	910,024	—	—	910,024
India	1,218,336	—	—	1,218,336
Indonesia	996,201	—	—	996,201
Malaysia	1,493,095	—	—	1,493,095
Mexico	1,070,866	—	—	1,070,866
Philippines	1,436,954	—	—	1,436,954
Poland	1,436,695	—	—	1,436,695
Russia	904,820	—	—	904,820
South Africa	1,253,044	—	—	1,253,044
South Korea	1,646,822	—	—	1,646,822
Spain	64,657	—	—	64,657
Taiwan	1,765,359	—	—	1,765,359
Thailand	1,308,808	—	—	1,308,808
Turkey	756,538	—	—	756,538
Investments of Cash Collateral for Securities Loaned	967,628	—	—	967,628
TOTAL	$20,530,652	$—	$—	$20,530,652

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Summary of Lattice Global Small Cap Strategy ETF investments as of September 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$233,962	$—	$—	$233,962
Belgium	16,855	—	—	16,855
Bermuda	89,095	—	—	89,095
Brazil	146,703	—	—	146,703
Britain	234,150	—	—	234,150
Canada	310,422	—	—	310,422
China	385,011	—	—	385,011
Denmark	27,537	—	—	27,537
Faroe Islands	20,185	—	—	20,185
France	37,337	—	—	37,337
Germany	7,059	—	—	7,059
Hong Kong	269,478	—	—	269,478
Ireland	24,663	—	—	24,663
Israel	14,932	—	—	14,932
Italy	36,582	—	—	36,582
Japan	861,359	—	—	861,359
Netherlands	82,251	—	—	82,251
New Zealand	59,909	—	—	59,909
Norway	18,449	—	—	18,449
Puerto Rico	30,277	—	—	30,277
Singapore	72,782	—	—	72,782
South Africa	239,568	—	—	239,568
South Korea	439,878	—	—	439,878
Spain	14,850	—	—	14,850
Sweden	68,733	—	—	68,733
Switzerland	97,296	—	—	97,296
Taiwan	259,950	—	—	259,950
United States	2,579,747	—	—	2,579,747
Mutual Funds
Switzerland	18,831	—	—	18,831
Investments of Cash Collateral for Securities Loaned	854,471	—	—	854,471
TOTAL	$7,552,322	$—	$—	$7,552,322

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Summary of Lattice US Equity Strategy ETF investments as of September 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,487,191	$—	$—	$3,487,191
Consumer Staples	2,350,637	—	—	2,350,637
Energy	1,442,460	—	—	1,442,460
Financials	4,559,849	—	—	4,559,849
Health Care	2,981,136	—	—	2,981,136
Industrials	2,539,530	—	—	2,539,530
Information Technology	3,916,050	—	—	3,916,050
Materials	717,396	—	—	717,396
Telecommunication Services	282,448	—	—	282,448
Utilities	543,717	—	—	543,717
Investments of Cash Collateral for Securities Loaned	940,701	—	—	940,701
TOTAL	$23,761,115	$—	$—	$23,761,115

4. Investment Advisory Fee, Service and Distribution Fees

Lattice Strategies LLC acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser dated December 30, 2014. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of each Fund.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of the respective Fund’s average daily net assets.

Lattice Developed Markets (ex-US) Strategy ETF	0.50%
Lattice Emerging Markets Strategy ETF	0.65%
Lattice Global Small Cap Strategy ETF	0.60%
Lattice US Equity Strategy ETF	0.35%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust and each Fund, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”); (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Mellon Capital Management Corporation serves as the investment sub-adviser for each Fund pursuant to an Investment Sub-Advisory Agreement dated December 31, 2014 between the Adviser and Mellon Capital. The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser.

Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. Effective December 12, 2014, the Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended September 30, 2015, the Funds did not pay any Rule 12b-1 fees.

5. Share Transactions

Each Fund will issue and redeem Shares at Net Asset Value (NAV) only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an authorized participant (“Authorized Participant”) through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

6. Administrator, Custodian and Transfer Agent

State Street Bank serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”) dated December 12, 2014. Under the Administration Agreement, State Street is responsible for certain administrative services associated with the day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement dated December 12, 2014. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement dated December 12, 2014. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

7. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The Funds’ securities lending income that appears on the Statements of Operations is net of any fees paid to State Street for serving as the securities lending agent.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral (1)
Lattice Developed Markets (ex-US) Strategy ETF	$3,015,882	$3,031,657	$144,504
Lattice Emerging Markets Strategy ETF	914,481	967,628	—
Lattice Global Small Cap Strategy ETF	951,943	854,471	139,684
Lattice US Equity Strategy ETF	1,046,081	940,701	130,949

(1)	Amount consists of domestic and foreign equity securities.

8. Principal Risks

CURRENCY RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings in that market increases.

CUSTODY RISK:  [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Custody risk refers to the risks inherent in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.

DERIVATIVE RISK:  A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because a Fund could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party’s ability to meet its obligations cause the derivative to decline in value.

EMERGING MARKETS RISK:  [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to a Fund’s investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY SECURITIES RISK:  Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

EQUITY INVESTING RISK:  An investment in each Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FUND OF FUNDS RISK:  [Lattice Emerging Markets Strategy ETF only]: To the extent that a Fund invests in other investment companies such as closed-end funds or ETFs, it bears its pro rata share of these investment companies’ expense, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

FOREIGN INVESTMENT RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.

FOREIGN SECURITIES:  A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

one or more markets around the world. Many GDRs are issued by companies in emerging markets. Investment in ADRs, GDRs and EDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

DEPOSITARY RECEIPTS MAY BE “SPONSORED” OR “UNSPONSORED”:  Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

DEPOSITARY RECEIPTS MAY BE UNREGISTERED AND UNLISTED:  A Fund’s investments may also include ADRs, GDRs and EDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

FOREIGN SECURITIES INVOLVE SPECIAL RISKS AND COSTS:  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in securities of foreign issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

POLITICAL AND ECONOMIC RISK:  The Funds are subject to foreign political and economic risk not associated with investments in securities of U.S. issuers, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

FOREIGN MARKET AND TRADING RISK:  The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

GEOGRAPHIC RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Some of the markets in which the Funds invest are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, volcanoes, droughts, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas, causing an adverse impact on the value of a Fund.

INDEX TRACKING RISK:  There is a risk that the performance of each Fund may diverge from performance of the respective Index as a result of tracking error. Tracking error may occur because of differences between the securities held in a Fund and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, a Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because a Fund incurs fees and expenses, while the Index does not.

ISSUER RISK:  The performance of each Fund depends on the performance of individual securities to which a Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LARGE CAP RISK:  [Lattice US Equity Strategy ETF only]: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

MARKET RISK:  Each Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

MARKET TRADING RISK

ABSENCE OF ACTIVE MARKET:  Although Shares of each Fund are listed for trading on one or more stock exchanges, each Fund is a new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants.

RISK OF SECONDARY LISTINGS:  Each Fund’s Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that a Fund’s Shares will continue to trade on any such stock exchange or in any market or that a Fund’s Shares will continue to meet the requirements for listing or trading on any exchange or in any market. Each Fund’s Shares may be less actively traded in certain

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

SECONDARY MARKET TRADING RISK:  Shares of each Fund may trade in the secondary market at times when a Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders. Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged. Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

SHARES OF THE FUND MAY TRADE AT PRICES OTHER THAN NAV:  Shares of each Fund trade on stock exchanges at prices at, above or below a Fund’s most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of Fund holdings or NAV. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to Shares trading at premium or discount to NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), Lattice believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on stock exchanges at prices close to a Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or Authorized Participants, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of a Fund that differ significantly from its NAV.

COSTS OF BUYING OR SELLING FUND SHARES:  Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

PASSIVE STRATEGY/INDEX RISK:  The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. Each Fund invests in securities included, in, or representative of, the Index, regardless of their investment merits. Additionally, Lattice generally does not attempt to take defensive positions under any market conditions, including declining markets.

SECURITIES LENDING RISK:  Each Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

SMALL CAP RISK:  [Lattice US Equity Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

VALUATION RISK:  The sale price each Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Funds do not price its Shares, the value of the securities in a Fund may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. In addition, for purposes of calculating each Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by Lattice. This conversion may result in a difference between the prices used to calculate each Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

9. Purchases and Sales

As an ETF, individual Fund Shares may only be purchased and sold on the NYSE Arca through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF will only issue or redeem Shares that have been aggregated into blocks of 100,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. Lattice US Equity Strategy ETF will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Funds generally will issue or redeem Creation Units in return for a designated Fund of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The NYSE Arca will disseminate, every fifteen seconds during the regular trading day, an indicative optimized Fund value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

For the period ended September 30, 2015, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales
Lattice Developed Markets (ex-US) Strategy ETF	$40,970,847	$11,012,499
Lattice Emerging Markets Strategy ETF	28,501,737	3,685,998
Lattice Global Small Cap Strategy ETF	10,628,241	3,195,133
Lattice US Equity Strategy ETF	34,339,566	9,292,038

10. Federal Income Taxes

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

If the Fund fails to qualify as a regulated investment company for any year, (subject to certain curative measures allowed by the Internal Revenue Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Funds’ shareholders generally as ordinary dividends to the extent of the Funds’ current and accumulated earnings and profits.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The tax character of distributions paid during the period ended September 30, 2015 is as follows:

Fund	Ordinary Income
Lattice Developed Markets (ex-US) Strategy ETF	$391,063
Lattice Emerging Markets Strategy ETF	210,359
Lattice Global Small Cap Strategy ETF	62,130
Lattice US Equity Strategy ETF	260,026

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows.

Fund	Ordinary Income
Lattice Developed Markets (ex-US) Strategy ETF	$196,782
Lattice Emerging Markets Strategy ETF	176,554
Lattice Global Small Cap Strategy ETF	66,469
Lattice US Equity Strategy ETF	118,978

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of September 30, 2015, which are available to offset future capital gains, if any, realized through the fiscal year listed:

Fund	No Expiration Date Short-Term
Lattice Developed Markets (ex-US) Strategy ETF	$1,370,429
Lattice Emerging Markets Strategy ETF	1,140,297
Lattice Global Small Cap Strategy ETF	353,266
Lattice US Equity Strategy ETF	836,402

For the period ended September 30, 2015, there were no capital losses utilized.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	Cost	Gross Unrealized		Net Unrealized (Depreciation)
Fund		Appreciation	(Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$31,632,471	$779,096	$(2,160,645)	$(1,381,549)
Lattice Emerging Markets Strategy ETF	24,624,988	209,676	(4,304,012)	(4,094,336)
Lattice Global Small Cap Strategy ETF	7,930,660	242,596	(620,934)	(378,338)
Lattice US Equity Strategy ETF	25,110,091	507,866	(1,856,842)	(1,348,976)

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to the foreign currency gains and losses, tax deferral of losses on wash sales, and adjustments for real estate investment trusts.

A. Distributions To Shareholders:  The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Permanent book and tax differences resulted in reclassifications for the fiscal year ended September 30, 2015 as follows:

Fund	Increase (Decrease) to Paid-in Capital	Increase (Decrease) to Accumulated Net Investment Income (Loss)	Increase (Decrease) to Accumulated Net Realized Gain (Loss)
Lattice Developed Markets (ex-US) Strategy ETF	$—	$1,036	$(1,036)
Lattice Emerging Markets Strategy ETF	—	(24,499)	24,499
Lattice Global Small Cap Strategy ETF	—	(3,135)	3,135
Lattice US Equity Strategy ETF	67,763	(248)	(67,515)

11. Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Lattice Strategies Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, Lattice US Equity Strategy ETF and Lattice Global Small Cap Strategy ETF (constituting Lattice Strategies Trust, hereafter referred to as the “Funds”) at September 30, 2015, and the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2015

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

SUMMARY OF BOARD’S ANNUAL APPROVAL PROCESS AND CONSIDERATIONS

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on December 12, 2014, to consider the approval of (1) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and Lattice Strategies, LLC (the “Adviser”) and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Mellon Capital Management (the “Sub-Adviser”). The Board considered the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Adviser and the Sub-Adviser separately, although the factors for consideration were similar.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Adviser and the Sub-Adviser relevant to the Board’s consideration of whether to approve each of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Adviser and the Sub-Adviser; (2) the investment performance of each of the Adviser and the Sub-Adviser; (3) the costs of the services to be provided and profits to be realized by each of the Adviser and the Sub-Adviser and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by each of the Adviser and the Sub-Adviser from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement and the Sub-Advisory Agreement; (2) information describing the Adviser, the Sub-Adviser and the services provided thereby; (3) information regarding the compliance programs of the Adviser and the Sub-Adviser; (4) copies of the Forms ADV for the Adviser and the Sub-Adviser; and (5) memoranda and guidance from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.	The nature, extent and quality of the facilities and services proposed to be provided by each of the Adviser and the Sub-Adviser. The Board received information on and considered the division of responsibility of services to be provided by the Adviser and the Sub-Adviser, including the fact that portfolio management would be conducted by the Sub-Adviser. The Board reviewed the experience and resources that the Adviser and Sub-Adviser had in managing strategies similar to those proposed for the Funds, including information regarding the education and experience of management and investment personnel.

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

The Board determined that the Funds would likely benefit from the services and resources available from the Adviser and the Sub-Adviser, in respect of their responsibilities. In particular, they noted the extensive experience of the Adviser’s management personnel in developing and administering strategies that would be utilized by the Funds.

2.	The advisory fee paid by and overall expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Funds. The Board considered that the fee payable to the Sub-Adviser would be paid by the Adviser out of its management fee. The Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.
3.	Financial condition of each of the Adviser and the Sub-Adviser. After considering information relating to the financial condition of the Adviser and Sub-Adviser, as well as the expected fees and operating costs relating to the management of the Funds, the Board determined that each of the Adviser and Sub-Adviser would be capable of providing services to the Funds.
4.	Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Adviser and Sub-Adviser, and the substance and administration of the Codes of Ethics of the Trust, the Adviser and the Sub-Adviser. The Board determined that the personnel and compliance policies of the Trust, Adviser and Sub-Adviser were each well designed to monitor and address conflicts of interest.
5.	Effect of the Funds’ growth and size on its investment performance and expenses, The Board considered information relating to the seeding and expected initial trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth there from.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and the benefits gained by the Adviser in providing such services. The Board also found the investment advisory fees paid to the Adviser to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

With respect to the Sub-Adviser and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Adviser to the Funds, as well as the costs incurred and the benefits gained by the Sub-Adviser in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

PROXY VOTING INFORMATION

A description of Lattice Strategies Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Lattice Strategies Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s website at www.latticeetfs.com or the SEC’s website at www.sec.gov or by calling 1-415-315-6600.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
Lattice Developed Markets (ex-US) Strategy ETF	0.00%
Lattice Emerging Markets Strategy ETF	0.00%
Lattice Global Small Cap Strategy ETF	13.25%
Lattice US Equity Strategy ETF	97.38%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These amounts are noted below:

Fund	Amount
Lattice Developed Markets (ex-US) Strategy ETF	$465,398
Lattice Emerging Markets Strategy ETF	353,592
Lattice Global Small Cap Strategy ETF	81,857
Lattice US Equity Strategy ETF	291,420

At September 30, 2015, the Funds had foreign tax credits. These amounts are noted below:

Fund	Amount
Lattice Developed Markets (ex-US) Strategy ETF	$45,400
Lattice Emerging Markets Strategy ETF	66,147
Lattice Global Small Cap Strategy ETF	9,978

At September 30, 2015, the Funds had foreign source income. These amounts are noted below:

Fund	Amount
Lattice Developed Markets (ex-US) Strategy ETF	$683,817
Lattice Emerging Markets Strategy ETF	458,150
Lattice Global Small Cap Strategy ETF	97,987

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

SUPPLEMENTAL INFORMATION

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the fund listing date through the date of the fiscal year end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Lattice Developed Markets (ex-US) Strategy ETF
Period Covered: February 25th, 2015 through September 30th, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	12	7.95%
Greater than 1.5% and Less than 2.0%	6	3.97%
Greater than 1.0% and Less than 1.5%	27	17.88%
Greater than 0.5% and Less than 1.0%	29	19.20%
Between 0.5% and -0.5%	50	33.11%
Less than -0.5% and Greater than -1.0%	18	11.92%
Less than -1.0% and Greater than -1.5%	3	1.99%
Less than -1.5% and Greater than -2.0%	3	1.99%
Less than -2.0%	3	1.99%
	151	100.00%

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

Lattice Emerging Markets Strategy ETF
Period Covered: February 25th, 2015 through September 30th, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	9	5.96%
Greater than 1.5% and Less than 2.0%	10	6.62%
Greater than 1.0% and Less than 1.5%	19	12.58%
Greater than 0.5% and Less than 1.0%	25	16.56%
Between 0.5% and -0.5%	50	33.11%
Less than -0.5% and Greater than -1.0%	14	9.27%
Less than -1.0% and Greater than -1.5%	8	5.30%
Less than -1.5% and Greater than -2.0%	7	4.64%
Less than -2.0%	9	5.96%
	151	100.00%

Lattice Global Small Cap Strategy ETF
Period Covered: March 23rd, 2015 through September 30th, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	6	4.51%
Greater than 1.5% and Less than 2.0%	5	3.76%
Greater than 1.0% and Less than 1.5%	15	11.28%
Greater than 0.5% and Less than 1.0%	34	25.56%
Between 0.5% and -0.5%	52	39.09%
Less than -0.5% and Greater than -1.0%	11	8.27%
Less than -1.0% and Greater than -1.5%	3	2.26%
Less than -1.5% and Greater than -2.0%	4	3.01%
Less than -2.0%	3	2.26%
	133	100.00%

Lattice US Equity Strategy ETF
Period Covered: February 25th, 2015 through September 30th, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	1.99%
Greater than 1.5% and Less than 2.0%	3	1.99%
Greater than 1.0% and Less than 1.5%	12	7.95%
Greater than 0.5% and Less than 1.0%	22	14.57%
Between 0.5% and -0.5%	80	52.97%
Less than -0.5% and Greater than -1.0%	13	8.61%
Less than -1.0% and Greater than -1.5%	9	5.96%
Less than -1.5% and Greater than -2.0%	4	2.65%
Less than -2.0%	5	3.31%
	151	100.00%

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS

The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and officer of the Trust.

Name, Address and Year of Birth (a)	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Robin Christine Beery (1967)	Trustee and Chairperson of the Nominating and Governance Committee	Term: Unlimited Served as Trustee: since December 2014	Executive Vice President of U.S. Distribution, Janus Capital Group (1994 to 2014)	5	Director, Like-a-Pro LLC (sports marketing) (2014 to present); Director, UMB (banking) (2015 to present)
Naozer Dadachanji (1962)	Trustee and Lead Independent Trustee	Term: Unlimited Served as Trustee: since December 2014	Partner and Board Member, CamberView Partners (2012 to present) (investment adviser); Managing Director, BlackRock (including Barclays Global Investors acquired by BlackRock) (2003 to 2012)	5	Board Member, Bridge Athletic (information technology) (2014 to present)
David Sung (1953)	Trustee and Chairman of the Audit Committee	Term: Unlimited Served as Trustee: since December 2014	Retired (2014); Asset Management Market Leader for the West – United States, Ernst & Young LLP (2010 to 2014); Asset Management Practice Co-Leader for the Asia Pacific Region, Ernst & Young LLP (2007 to 2010); Partner, Alternative Asset Management Practice, Ernst & Young LLP (1995 to 2007); Audit Partner, Coopers and Lybrand (1990 to 1995); Partner, Spice and Oppenheimer (1979 to 1990)	5	Director, Hayman Offshore Management, Inc. (private investment funds) (2014 to present); Advisory Board Member, ValueAct (private investment funds) (2014 to present); Advisory Board Member Bull Capital (investment funds) (2014 to present); and Independent Non-Executive Director, Nippon Wealth Bank (banking) (2014 to present)
INTERESTED TRUSTEE
Theodore James Lucas (1966)	Trustee and Chairman	Term: Unlimited Served as Trustee: since December 2014	Managing Partner, Lattice Strategies LLC (2003 to present)	5	None

(a)	The address of each Trustee is c/o Lattice Strategies Trust, 101 Montgomery Street, 27th Floor, San Francisco, CA 94104.

LATTICE STRATEGIES TRUST
September 30, 2015
(Unaudited)

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS (Continued)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Darek Wojnar, CFA 101 Montgomery Street, 27th Floor, San Francisco, CA 94104 (1965)	President	Term: Unlimited Served: since December 2014	Managing Director, Lattice Strategies LLC (2014 – present); Managing Director, BlackRock (including Barclays Global Investors acquired by BlackRock) (2005 – 2013).
Cory J. Gossard ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203 (1972)	Chief Compliance Officer	Term: Unlimited Served: since December 2014	Vice President and Deputy Chief Compliance Officer, ALPS Fund Services, Inc. (February 2014 to Present). Senior Vice President, Citibank (1995 to 2014). Served in various leadership roles at Citibank, in Compliance, Relationship Management and Fund Administration.
David James 4 Copley Place, CPH 0326 Boston, MA 02116 (1970)	Secretary	Term: Unlimited Served: since December 2014	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009).
Albert Lee 101 Montgomery Street, 27th Floor, San Francisco, CA 94104 (1979)	Treasurer	Term: Unlimited Served: since December 2014	Managing Director & Chief Operating Officer, Lattice Strategies LLC (2009 – present); Chief Operating Officer, Avicenna Capital Management (2007 – 2009); Chief Financial Officer, Steeple Capital LP (2005 – 2007).

Trustees
Robin Christine Beery
Naozer Dadachanji
David Sung
Theodore James Lucas

Officers
Darek Wojnar, CFA, President
Cory J. Gossard, Chief Compliance Officer
David James, Secretary
Albert Lee, Treasurer

Investment manager
Lattice Strategies LLC
101 Montgomery Street
San Francisco, CA 94104

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian, administrator and transfer agent
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110

Legal counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

Independent registered public accounting firm
PwC
125 High Street
Boston, MA 02110

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-415-315-6600 or visiting www.latticeetfs.com. Please read the prospectus carefully before you invest.

Item 2. Code of Ethics.

(a)	Lattice Strategies Trust (the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1)	The Board of Trustees of the Registrant has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”

	(2)	The name of the audit committee financial expert is David Sung. Mr. Sung is deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees - The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ended September 30, 2015 was $60,000.

(b)	Audit Related Fees - During the fiscal year ended September 30, 2015, the Registrant was not billed any fees by the independent registered public accounting firm for assurance and related services rendered by the independent registered public accounting firm to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal year ended September 30, 2015, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser (the “Adviser”) or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(c)	Tax Fees - The aggregate fees billed for professional services rendered by the independent registered public accounting firm to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the fiscal year ended September 30, 2015 was $30,000. These services consisted of the independent registered public accounting firm reviewing the Registrant’s excise tax returns, distribution requirements and RIC tax returns, as well as consultations regarding the tax consequences of specific investments.

During the fiscal year ended September 30, 2015, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Adviser or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(d)	All Other Fees - The aggregate fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4, for the fiscal year ended September 30, 2015 was $0.

During the fiscal years ended September 30, 2015, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Adviser or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(e)	Pre-Approval Policies and Procedures

(1) Pursuant to the Registrant’s Audit Committee Charter, the Audit Committee shall evaluate the independence of the independent public accountants, including evaluating whether the independent public accountants provide audit services or consulting services to the Registrant or consulting services to the Adviser, and to receive the specific representations of the independent registered public accounting firm as to their independence. Specifically, the Audit Committee will be responsible for evaluating the provision of non-audit services to the Registrant as required by Section 201 of the Sarbanes-Oxley Act, any pre-approval requests submitted by the independent registered public accounting firm as required by Section 202 of the Sarbanes-Oxley Act or as otherwise required under Section 2-01 of Regulation S-X, and shall monitor the conflict of interest requirements in Section 206 of the Sarbanes-Oxley Act, and the prohibitions on improper influence on the conduct of audits in Section 303 of the Sarbanes-Oxley Act. The Audit Committee shall pre-approve any engagement of the independent registered public accounting firm to provide any services (other than prohibited non-audit services) including the fees and other compensation to be paid to the independent registered public accounting firm.

The independent registered public accounting firm is authorized by the Audit Committee to provide non-audit services to the extent allowable under the Sarbanes-Oxley Act of 2002 for the Registrant provided that (i) the fees payable with respect to such services do not exceed $5,000 in any calendar quarter and (ii) such fees are ratified by the Audit Committee at its next meeting. The fees payable with respect to non-audit services may be increased by the affirmative vote of a majority of the members of the Audit Committee.

(2) There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	No disclosures are required by this Item 4(f).

(g)	For the fiscal year ended September 30, 2015, the aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant was $0.

(h)	No disclosures are required by this Item 4(h).

Item 5. Disclosure of Audit Committees for Listed Companies.

The Registrant has an audit committee which was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are David Sung, Robin Beery and Naozer Dadachanji.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Darek Wojnar, the Registrant’s President and Principal Executive Officer, and Albert Lee, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Mr. Wojnar and Mr. Lee determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is attached.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the Registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lattice Strategies Trust

By:          /s/ Darek Wojnar

Darek Wojnar

President and Principal Executive Officer

Date: December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/ Darek Wojnar

Darek Wojnar

President and Principal Executive Officer

Date: December 3, 2015

By:          Albert Lee

Albert Lee

Treasurer and Principal Financial Officer

Date: December 3, 2015